1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001
February 4, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	The Charles Schwab Family of Funds — Post-Effective Amendment No. 73 File Nos. 033-31894 and 811-05954
Ladies and Gentlemen:
Our client, The Charles Schwab Family of Funds (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of revising the Registration Statement to comply with the new Form N-1A requirements.
Please contact me at 215.963.5598 with any questions or comments.
Very truly yours,

/s/ Sean Graber, Esq. Sean Graber

As filed with the Securities and Exchange Commission on February 4, 2010
File Nos. 33-31894 and 811-5954

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 73	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 74	☑

THE CHARLES SCHWAB FAMILY OF FUNDS
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:
(800) 648-5300
Randall W. Merk
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Timothy W. Levin, Esq.	John M. Loder, Esq.	Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP	Ropes & Gray LLP	Charles Schwab Investment
1701 Market Street	One International Place	Management, Inc.
Philadelphia, PA 19103	Boston, MA 02110-2624	211 Main Street San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☑	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Schwab Money Funds
Sweep Investments®
Prospectus
                     2010

• Schwab Money Market Fund TM	SWMXX

• Schwab Government Money Fund TM	SWGXX

• Schwab U.S. Treasury Money Fund TM (closed to new investors)	SWUXX

• Schwab Cash Reserves TM	SWSXX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Money Funds
Sweep Investments®

Fund Summaries
Schwab Money Market Fund TM
Schwab Government Money Fund TM
Schwab U.S. Treasury Money Fund TM
Schwab Cash Reserves TM

About the Funds
Money market fund regulations
Portfolio holdings information
Financial highlights
Fund management

Investing in the Funds
Buying/selling shares
Selling/exchanging shares
Transaction policies
Dividends and taxes

Schwab Money Market Fund TM
Ticker symbol: SWMXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)

None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.71% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

•	commercial paper, including asset-backed commercial paper and promissory notes

•	certificates of deposit and time deposits

•	variable- and floating-rate debt securities

•	bank notes

•	repurchase agreements

•	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years

Sweep Shares	x.xx	x.xx	x.xx

Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

Schwab Government Money Fund TM
Ticker symbol: SWGXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction *	(x.xx)
Total annual fund operating expenses after expense reduction*	x.xx

*	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.75% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in U.S. government securities, such as:
•	U.S. Treasury bills and notes

•	other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks

•	repurchase agreements

•	Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. government securities including repurchase agreements; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Any default on the part of a portfolio investment could cause the fund’s share price or yield to fall.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Sweep Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

Schwab U.S. Treasury Money Fund tm
(closed to new investors)
Ticker symbol: SWUXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31
Distribution (12b-1) fees	None
Other expenses	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction *	(x.xx)
Total annual fund operating expenses after expense reduction*	x.xx

*	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund typically invests exclusively in securities backed by the full faith and credit of the U.S. government. Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. Treasury securities; including bills and notes. The fund will notify its shareholders at least 60 days before changing this policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.

Based on the fund manager’s view of current market conditions for U.S. Treasury securities, the fund may invest up to 20% of its net assets in: (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks; and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. By investing primarily in full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The manager may adjust the fund’s average maturity based on current and anticipated changes in interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1 share price.
Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the majority of the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.) However, the fund may invest up to 20% of its net assets in non-U.S. Treasury investments that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Certain U.S. government securities that the fund may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Any default on the part of a portfolio investment could cause the fund’s share price or yield to fall.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Sweep Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account, although dividends paid by the fund from income earned on U.S. Treasury securities are exempt from state and local taxes in most states.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

Schwab Cash Reserves TM
Ticker symbol: SWSXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes, costs of participating in the U.S. Treasury Temporary Guarantee Program for Money Market Funds and certain non-routine expenses) of the Sweep Shares to 0.66% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

•	commercial paper, including asset-backed commercial paper and promissory notes

•	certificates of deposit and time deposits

•	variable- and floating-rate debt securities

•	bank notes

•	repurchase agreements

•	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Default Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	Since inception[1]
Sweep Shares	x.xx	x.xx	x.xx

[1]	Inception: 8/12/04

Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

ABOUT THE FUNDS
All of the funds invest exclusively in money market investments. The Schwab Money Market Fund TM and Schwab Cash Reserves TM have greater investment risk but higher yield potential than the Schwab Government Money Fund TM, which in turn has greater investment risk but potentially higher yields than the Schwab U.S. Treasury Money Fund TM. This last fund offers the highest degree of safety but the lowest potential yield of the Schwab Money Funds.
The funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account’s sweep fund.
Money fund regulations
Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

•	Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

•	Diversification: requirements for diversification limit the fund’s exposure to any given issuer.

•	Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Portfolio holdings information
A description of the funds’ policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in the funds’ SAI.

Financial highlights
This section provides further details about the financial history of each fund’s Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. The funds’ independent registered public accounting firm,                                         , audited these figures. Their full report is included in the funds’ annual report (see back cover).
Schwab Money Market Fund

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02		0.05	0.04	0.03

Less distributions:
Distributions from net investment income		(0.02)		(0.05)	(0.04)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		2.26		4.72	4.40	2.56
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.71	1	0.72	0.74	0.74
Gross operating expenses		0.75		0.73	0.79	0.78
Net investment income (loss)		2.34		4.62	4.24	2.52
Net assets, end of period ($ × 1,000,000)		14,295		19,584	21,762	42,552

1	The ratio of net operating expenses would have been 0.70%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

Schwab Government Money Fund

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02		0.04	0.04	0.03

Less distributions:
Distributions from net investment income		(0.02)		(0.04)	(0.04)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		1.98		4.55	4.37	2.52
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.73	1	0.74	0.75	0.75
Gross operating expenses		0.75		0.75	0.84	0.83
Net investment income (loss)		1.86		4.41	4.31	2.49
Net assets, end of period ($ × 1,000,000)		15,473		7,544	3,513	2,471

1	The ratio of net operating expenses would have been 0.72%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

Schwab U.S. Treasury Money Fund

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.01		0.04	0.04	0.02

Less distributions:
Distributions from net investment income		(0.01)		(0.04)	(0.04)	(0.02)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		1.35		4.15	4.18	2.36
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.59	1	0.60	0.62	0.64
Gross operating expenses		0.74		0.75	0.83	0.83
Net investment income (loss)		1.02		3.90	4.10	2.32
Net assets, end of period ($ × 1,000,000)		31,986		9,967	3,538	3,574

1	The ratio of net operating expenses would have been 0.58%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

Schwab Cash Reserves

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02		0.05	0.04	0.03

Less distributions:
Distributions from net investment income		(0.02)		(0.05)	(0.04)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		2.36		4.77	4.50	2.65
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.66	4	0.68	0.69	0.69
Gross operating expenses		0.73		0.74	0.82	0.92
Net investment income (loss)		2.33		4.66	4.59	2.90
Net assets, end of period ($ × 1,000,000)		29,253		26,162	16,738	822

1	Commencement of operations.

2	Per-share amount was less than $0.01.

3	Not annualized.

4	The ratio of net operating expenses would have been 0.65%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

5	Annualized.

Fund management
The investment adviser for the funds is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFs® and Laudus Funds®. As of December 31, 2009, CSIM managed [___] mutual funds and approximately $[___] billion in assets.
As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/09, these fees were x.xx% for the Schwab Money Market Fund TM, x.xx% for the Schwab Government Money Fund TM, x.xx% for the Schwab U.S. Treasury Money Fund TM and x.xx% for the Schwab Cash Reserves TM. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2009 semi-annual report, which covers the period from 1/1/09 through 6/30/09.

INVESTING IN THE FUNDS
As a Schwab Funds® investor, you have a number of ways to do business with us. On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.
Buying/selling shares
Sweep Shares of the funds are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time.
When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.
For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.
The Schwab U.S. Treasury Money FundTM is closed to new investors. Existing shareholders may continue to purchase additional fund shares in their existing accounts and receive dividends in the form of additional shares.
The Schwab U.S. Treasury Money Fund reserves the right to modify at any time the eligibility criteria set forth above, including the right to suspend all sales of fund shares.
Selling/exchanging shares
When selling or exchanging shares, please be aware of the following policies:
•	A fund may take up to seven days to pay sale proceeds.

•	If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

•	The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

•	Exchange orders are limited to other Schwab Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

Transaction policies
The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and when the following federal holidays are observed: Columbus Day and Veterans Day. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.00.
Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day’s dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day’s dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don’t receive that day’s dividend, but those accepted after 10 a.m. Eastern time generally do.
The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.
Policy regarding short-term or excessive trading
Each fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds’ investments, and money market instruments in general, and the funds’ intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds’ policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
The funds and Schwab reserve certain rights, including the following:
•	To automatically redeem your shares if the account they are held in is closed for any reason.

•	To redeem your shares if your Schwab account is no longer eligible for the fund.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive a fund’s investment minimums.

•	To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To withdraw or suspend any part of the offering made by this prospectus.
Customer identification and verification and anti-money laundering program. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow Schwab to identify you. This information is subject to verification to ensure the identity of all persons opening an account.
Schwab is required by law to reject your new account application if the required identifying information is not provided. Schwab may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if it is unable to obtain this information. In certain instances, Schwab is required to collect documents, which will be used solely to establish and verify your identity.
Your order in the funds will be processed at the NAV next determined after Schwab receives your application in proper form (or upon receipt of all identifying information required on the application). Schwab, however, reserve the right to close and/or liquidate your account at the then-current day’s price if it is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the funds’ overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.

Dividends and taxes
Any investment in the funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders’ Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although it cannot be guaranteed by the funds, the funds do not expect to distribute any capital gains.
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, your fund dividends generally have tax consequences. Each fund’s net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are exempt from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1.00 share price.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends a fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

To learn more
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the funds’ holdings and detailed financial information about the funds. Annual reports also contain information from the funds’ managers about strategies, recent market conditions and trends and their impact on fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds® at 1-800-435-4000. In addition, you may visit Schwab Funds’ web site at                                          for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the funds’ annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number

Schwab Money Funds Sweep
Investments®	811-5954
REGxxxxxFLT-xx
Schwab Money Funds
Sweep Investments®
Prospectus
                     2010

Schwab Municipal Money Funds
Sweep Investments tm
Prospectus
                     2010

• Schwab AMT Tax-Free Money Fund tm — Sweep Shares	SWFXX

• Schwab Municipal Money Fund tm — Sweep Shares	SWXXX

• Schwab California Municipal Money Fund tm — Sweep Shares	SWCXX

• Schwab New York AMT Tax-Free Money Fund tm — Sweep Shares	SWNXX

• Schwab New Jersey AMT Tax-Free Money Fund tm — Sweep Shares	SWJXX

• Schwab Pennsylvania Municipal Money Fund tm — Sweep Shares	SWEXX

• Schwab Massachusetts AMT Tax-Free Money Fund tm — Sweep Shares	SWDXX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Municipal Money Funds
Sweep Investments

2

Schwab AMT Tax-Free Money Fund tm
Ticker symbol: Sweep Shares: SWFXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.33
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.62% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll

3

highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.
The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

4

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State and Regional Risk. State and regional factors could affect the fund’s performance. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

5

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

6

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. Because the fund’s original strategy was to invest primarily in municipal securities of a single state, its performance prior to June 23, 2006, does not reflect the fund’s current strategy and may have been different if it did. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Sweep Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends are typically intended to be exempt from federal income tax, but are generally subject to state and local personal income taxes. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

7

Schwab Municipal Money Fund tm
Ticker symbol: Sweep Shares: SWXXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.62% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given

8

source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.
The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

9

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State and Regional Risk. State and regional factors could affect the fund’s performance. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investment in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

10

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

11

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Sweep Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends are typically intended to be exempt from federal income tax, but are generally subject to state and local personal income taxes. While interest from municipal securities is generally exempt from federal income tax, some municipal securities in which the fund may invest may produce income that is subject to the federal alternative minimum tax (AMT). The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

12

Schwab California Municipal Money Fund tm
Ticker symbol: Sweep Shares: SWCXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability

13

to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.
The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and California personal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

14

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State Risk. This fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the state of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a

15

few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

16

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Sweep Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends are typically intended to be exempt from federal and California personal income tax. While interest from municipal securities is generally exempt from federal income tax, some municipal securities in which the fund may invest may produce income that is subject to the federal alternative minimum tax (AMT). The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

17

Schwab New York AMT Tax-Free Money Fund tm
Ticker symbol: Sweep Shares: SWNXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York State and local income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.33
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability

18

to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York State income tax, including the federal alternative minimum tax (“AMT”). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.
The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New York tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New York State income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

19

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State Risk. The fund invests primarily in securities issued by the State of New York and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York constitutional amendments, legislative measures, executive orders and administrative regulations could result in adverse consequences, affecting the state of New York and/or its municipalities. National governmental actions, such as elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund,

20

could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

21

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Sweep Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends are typically intended to be exempt from federal and New York State and local personal income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

22

Schwab New Jersey AMT Tax-Free Money Fund tm
Ticker symbol: Sweep Shares: SWJXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New Jersey gross income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from New Jersey issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability

23

to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey gross income tax, including the federal alternative minimum tax (“AMT”). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.
The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New Jersey tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New Jersey gross income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

24

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State Risk. The fund invests primarily in securities issued by the State of New Jersey and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New Jersey constitutional amendments, legislative measures, executive orders and administrative regulations could result in adverse consequences, affecting the state of New Jersey and/or its municipalities. National governmental actions, such as elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund,

25

could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

26

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Sweep Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends are typically intended to be exempt from federal and New Jersey gross income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT could also generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

27

Schwab Pennsylvania Municipal Money Fund tm
Ticker symbol: Sweep Shares: SWEXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from Pennsylvania issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a

28

public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax.
The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of Pennsylvania tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and Pennsylvania personal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

29

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State Risk. This fund invests primarily in securities issued by the Commonwealth of Pennsylvania and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain Pennsylvania constitutional amendments, legislative measures, executive orders and administrative regulations could result in adverse consequences, affecting the Commonwealth of Pennsylvania and/or its municipalities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund,

30

could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

31

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Sweep Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends are typically intended to be exempt from federal and Pennsylvania personal income tax. While interest from municipal securities is generally exempt from federal income tax, some municipal securities in which the fund may invest may produce income that is subject to the federal alternative tax (AMT). The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

32

Schwab Massachusetts AMT Tax-Free Money Fund
Ticker symbol: Sweep Shares: SWDXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Massachusetts personal income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Sweep Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Sweep Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Sweep Shares at the time of such payment. This recapture could negatively affect the Sweep Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from Massachusetts issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability

33

to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax, including the federal alternative minimum tax (“AMT”). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.
The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of Massachusetts tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and Massachusetts personal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 per share price.
During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

34

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State Risk. The fund invests primarily in securities issued by the Commonwealth of Massachusetts and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain Massachusetts constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting Massachusetts and/or its municipalities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund,

35

could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

36

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	Since inception[1]
Sweep Shares	x.xx	x.xx	x.xx

[1]	Inception: 5/16/03

Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends are typically intended to be exempt from federal and Massachusetts personal income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

37

ABOUT THE FUNDS
Because these funds invest in municipal money market securities, their dividends generally are exempt from federal income tax.* In addition to producing federally tax-exempt dividends, the dividends from the Schwab AMT Tax-Free Money Fund tm, Schwab New York AMT Tax-Free Money Fund tm, Schwab New Jersey AMT Tax-Free Money Fund tm and Schwab Massachusetts AMT Tax-Free Money Fund tm are also generally exempt from the federal alternative minimum tax (AMT). Dividends from the state-specific funds generally are exempt from the respective state’s income tax as well.
The sweep shares of the funds are designed for use as Sweep Investmentstm, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account’s sweep fund.

*	Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

Money fund regulations
Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

•	Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

•	Diversification: requirements for diversification limit the fund’s exposure to any given issuer.

•	Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Portfolio holdings information
A description of the funds’ policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in the funds’ SAI.

38

Financial highlights
This section provides further details about the financial history of each fund’s Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. The funds’ independent registered public accounting firm,                                         , audited these figures. Their full report is included in the funds’ annual report (see back cover).
Schwab AMT Tax-Free Money Fund

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02		0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)		(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		1.78		3.07	2.83	1.81
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.63	1	0.63	0.65	0.65
Gross operating expenses		0.74		0.75	0.86	0.85
Net investment income (loss)		1.74		3.02	2.77	1.78
Net assets, end of period ($ × 1,000,000)		2,446		1,680	1,045	1,973

1	The ratio of net operating expenses would have been 0.62% for Sweep Shares if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

Schwab Municipal Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		1.85	3.12	2.83	1.79
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.60	0.59	0.64	0.65
Gross operating expenses		0.69	0.68	0.81	0.82
Net investment income (loss)		1.81	3.07	2.79	1.77
Net assets, end of period ($ × 1,000,000)		10,856	8,491	7,230	7,467

39

Schwab California Municipal Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		1.67	3.02	2.79	1.76
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.60	0.63	0.64	0.65
Gross operating expenses		0.70	0.69	0.82	0.82
Net investment income (loss)		1.65	2.98	2.77	1.74
Net assets, end of period ($ × 1,000,000)		6,019	5,745	4,539	4,134
Schwab New York AMT Tax-Free Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		1.62	3.03	2.82	1.78
Ratios/supplemental data (%)
Ratio to average net assets:
Net operating expenses		0.65	0.65	0.65	0.66
Gross operating expenses		0.71	0.70	0.84	0.84
Net investment income (loss)		1.60	2.98	2.80	1.75
Net assets, end of period ($ × 1,000,000)		1,786	1,561	1,217	1,031
Schwab New Jersey AMT Tax-Free Money Fund

	1/1/09–	1/1/08–	1/1/07–		1/1/06–	1/1/05–
Sweep Shares	12/31/09	12/31/08	12/31/07		12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03		0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)		(0.03)	(0.02)

Net asset value at end of period		1.00	1.00		1.00	1.00

Total return (%)		1.66	3.02		2.82	1.80
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.64	0.66	1	0.65	0.65
Gross operating expenses		0.74	0.76		0.88	0.86
Net investment income (loss)		1.63	2.96		2.78	1.78
Net assets, end of period ($ × 1,000,000)		835	726		513	472

40

1	The ratio of net operating expenses would have been 0.65%, if tax expense had not been included.

Schwab Pennsylvania Municipal Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		1.74	3.06	2.85	1.82
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.65	0.65	0.65	0.65
Gross operating expenses		0.75	0.77	0.89	0.88
Net investment income (loss)		1.71	3.00	2.81	1.82
Net assets, end of period ($ × 1,000,000)		631	525	412	378
Schwab Massachusetts AMT Tax-Free Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		1.62	3.04	2.81	1.78
Ratios/supplemental data (%)
Ratio to average net assets:
Net operating expenses		0.64	0.65	0.65	0.63
Gross operating expenses		0.75	0.78	0.90	0.87
Net investment income (loss)		1.59	2.99	2.77	1.76
Net assets, end of period ($ × 1,000,000)		523	543	399	351

41

Fund management
The investment adviser for the funds is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFs® and Laudus Funds®. As of December 31, 2009, CSIM managed [___] mutual funds and approximately $[___] billion in assets.
As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/09, these fees were x.xx% for the Schwab AMT Tax-Free Money Fund tm, x.xx% for the Schwab Municipal Money Fund tm, x.xx% for the Schwab California Municipal Money Fund tm, x.xx% for the Schwab New York AMT Tax-Free Money Fund tm, x.xx% for the Schwab New Jersey AMT Tax-Free Money Fund tm, x.xx% for the Schwab Pennsylvania Municipal Money Fund tm and x.xx% for the Schwab Massachusetts AMT Tax-Free Money Fund tm. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2009 semi-annual report, which covers the period from 1/1/09 through 6/30/09.

42

INVESTING IN THE FUNDS
As a Schwab Funds® investor, you have a number of ways to do business with us. On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.
Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

43

Buying/selling shares
Sweep Shares of the funds are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time.
When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.
For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.
Selling/exchanging shares
When selling or exchanging shares, please be aware of the following policies:
•	A fund may take up to seven days to pay sale proceeds.
•	If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

•	The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

•	Exchange orders are limited to other Schwab Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.
•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

44

Transaction policies
The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and when the following federal holidays are observed: Columbus Day and Veterans Day. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.00.
Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day’s dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day’s dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don’t receive that day’s dividend, but those accepted after 10 a.m. Eastern time generally do.
The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.
Policy regarding short-term or excessive trading
Each fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds’ investments, and money market instruments in general, and the funds’ intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds’ policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
The funds and Schwab reserve certain rights, including the following:
•	To automatically redeem your shares if the account they are held in is closed for any reason.
•	To redeem your shares if your Schwab account is no longer eligible for the fund.
•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.
•	To change or waive a fund’s investment minimums.
•	To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
•	To withdraw or suspend any part of the offering made by this prospectus.
Customer identification and verification and anti-money laundering program. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow Schwab to identify you. This information is subject to verification to ensure the identity of all persons opening an account.
Schwab is required by law to reject your new account application if the required identifying information is not provided. Schwab may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if it is unable to obtain this information. In certain instances, Schwab is required to collect documents, which will be used solely to establish and verify your identity.
Your order in the funds will be processed at the NAV next determined after Schwab receives your application in proper form (or upon receipt of all identifying information required on the application). Schwab, however, reserve the right to close and/or liquidate your account at the then-current day’s price if it is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.

45

Customer identification and verification is part of the funds’ overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.

46

Dividends and taxes
Any investment in the funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders’ Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although it cannot be guaranteed by the funds, the funds do not expect to distribute any capital gains.
Some funds may have tax consequences. The AMT Tax-Free Money Fund’s and Municipal Money Fund’s dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state’s income taxes. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1.00 share price.
While interest from municipal securities generally is exempt from federal income tax, some securities in which certain of the funds may invest may produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund. Any fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT could generate taxable income.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends a fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

47

To learn more
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the funds’ holdings and detailed financial information about the funds. Annual reports also contain information from the funds’ managers about strategies, recent market conditions and trends and their impact on fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds® at 1-800-435-4000. In addition, you may visit Schwab Funds’ web site at                                          for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the funds’ annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number

Schwab Municipal Money Funds Sweep Investments TM	811-5954
REGxxxxFLT-xx
Schwab Municipal Money Funds
Sweep Investments tm
Prospectus
           2010

48

Schwab Advisor Cash Reserves®
Sweep Investments
Prospectus
                     2010
•	Schwab Advisor Cash Reserves® — Sweep Shares (SWOXX) and Premier Sweep Shares (SWZXX)
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Advisor Cash Reserves®
Sweep Investments

Fund Summary
Schwab Advisor Cash Reserves — Sweep Shares and Premier Sweep Shares

About the Fund
Money market fund regulations
Portfolio holdings information
Financial highlights
Fund management

Investing in the Fund
Buying/selling shares
Selling/exchanging shares
Transaction policies
Dividends and taxes

Schwab Advisor Cash Reserves®
Ticker symbols Sweep Shares: SWQXX Premier Sweep Shares: SWZXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Premier
	Sweep	Sweep
	Shares	Shares
Shareholder fees (fees paid directly from your investment)	None	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31	0.31
Distribution (12b-1) fees	None	None
Other expenses	x.xx	x.xx
Total annual fund operating expenses	x.xx	x.xx
Less expense reduction *	(x.xx)	(x.xx)
Total annual fund operating expenses after expense reduction*	x.xx	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares and Premier Sweep Shares to 0.66% and 0.59%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for each share class. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of a class any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the share class at the time of such payment. This recapture could negatively affect each share class’s future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Sweep Shares and Premier Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable share class of the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that each share class’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Sweep Shares	$xxx	$xxx	$xxx	$xxx
Premier Sweep Shares	$xxx	$xxx	$xxx	$xxx
Principal investment strategies

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•	commercial paper, including asset-backed commercial paper and promissory notes

•	certificates of deposit and time deposits

•	variable- and floating-rate debt securities

•	bank notes

•	repurchase agreements

•	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year and the following table shows the fund’s Sweep Shares and Premier Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
     Annual total returns (%) as of 12/31
Sweep Shares
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

Since
	1 year	5 years	Inception [1]
Sweep Shares	x.xx	x.xx	x.xx
Premier Sweep Shares	x.xx	x.xx	x.xx

[1]	Inception: 8/19/04.
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
Sweep Shares are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time. If you designate the fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement. You may make purchase, exchange and redemption requests in accordance with your account agreement.
Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the fund through Schwab, the fund may pay Schwab for the sale of fund shares and related services. These payments may create a conflict of interest by influencing Schwab and your salesperson to recommend the fund over another investment. Ask your salesperson or visit Schwab’s website for more information.

ABOUT THE FUND
The fund invests exclusively in U.S. dollar-denominated money market investments.
The fund is designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account’s sweep fund.
Money fund regulations
Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

•	Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

•	Diversification: requirements for diversification limit the fund’s exposure to any given issuer.

•	Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Portfolio holdings information
A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

Financial highlights
This section provides further details about the fund’s financial history for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund’s independent registered public accounting firm,                                         , audited these figures. Their full report is included in the fund’s annual report (see back cover).

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
Sweep Shares	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-Share Data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02		0.05	0.04	0.03

Less distributions:
Distributions from net investment income		(0.02)		(0.05)	(0.04)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		2.36		4.78	4.47	2.63
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.65	4	0.66	0.68	0.69
Gross operating expenses		0.75		0.75	0.84	0.85
Net investment income (loss)		2.34		4.67	4.48	2.65
Net assets, end of period ($ × 1,000,000)		7,286		6,416	5,222	1,898

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
Premier Sweep Shares	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-Share Data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02		0.05	0.04	0.03

Less distributions:
Distributions from net investment income		(0.02)		(0.05)	(0.04)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total Return (%)		2.43		4.86	4.57	2.73
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.58	4	0.59	0.59	0.59
Gross operating expenses		0.75		0.75	0.84	0.85
Net investment income (loss)		2.42		4.74	4.56	2.75
Net assets, end of period ($ × 1,000,000)		16,245		15,023	10,784	3,728

1	Commencement of operations.

2	Per-share amount was less than $0.01.

3	Not annualized.

4	The ratio of net operating expenses would have been 0.64% for the Sweep Shares and 0.57% for the Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

5	Annualized.

Fund management
The investment adviser for the fund is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFs® and Laudus Funds®. As of December 31, 2009, CSIM managed [___] mutual funds and approximately $[___] billion in assets.
As the investment adviser, the firm oversees the asset management and administration of the Schwab Advisor Cash Reserves®. As compensation for these services, the firm is entitled to receive a management fee from the fund. For the 12 months ended 12/31/09, these fees were x.xx% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amount paid, including the effect of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement is available in the fund’s 2009 semi-annual report, which covers the period from 1/1/09 through 6/30/09.

INVESTING IN THE FUND
As a Schwab Funds® investor, you have a number of ways to do business with us. On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.
Buying/selling shares
Sweep Shares of the fund are designed for use in conjunction with certain accounts held at Charles Schwab & Co., Inc. (Schwab) and are subject to the eligibility terms and conditions of your Schwab account agreement, as amended from time to time.
When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.
For more information regarding whether the fund is available through your account, or if you have questions, please contact your investment advisor or Signature Service Alliance TM team at 1-800-515-2157. Other clients should call 1-800-435-4000 or visit www.schwab.com.
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the fund may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the fund or its shareholders.
Selling/exchanging shares
When selling or exchanging shares, please be aware of the following policies:
•	The fund may take up to seven days to pay sale proceeds.

•	If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

•	The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

•	Exchange orders are limited to other Schwab Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.
Transaction policies
The fund is open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and when the following federal holidays are observed: Columbus Day and Veterans Day. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.00.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day’s dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day’s dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don’t receive that day’s dividend, but those accepted after 10 a.m. Eastern time generally do.
The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.
Policy regarding short-term or excessive trading
The fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund’s investments, and money market instruments in general, and the fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund’s policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
The fund and Schwab reserve certain rights, including the following:

•	To automatically redeem your shares if the account they are held in is closed for any reason.

•	To redeem your shares if your Schwab account is no longer eligible for the fund.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive the fund’s investment minimums.

•	To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To withdraw or suspend any part of the offering made by this prospectus.
Customer identification and verification and anti-money laundering program. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow Schwab to identify you. This information is subject to verification to ensure the identity of all persons opening an account.
Schwab is required by law to reject your new account application if the required identifying information is not provided. Schwab may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if it is unable to obtain this information. In certain instances, Schwab is required to collect documents, which will be used solely to establish and verify your identity.
Your order in the fund will be processed at the NAV next determined after Schwab receives your application in proper form (or upon receipt of all identifying information required on the application). Schwab, however, reserves the right to close and/or liquidate your account at the then-current day’s price if it is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.
Customer identification and verification is part of the fund’s overall obligation to deter money laundering under Federal law. The fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the fund from being used for money laundering or the financing of terrorist activities. In this regard, the fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the fund or in cases when the fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the fund is required to withhold such proceeds.
Dividends and taxes
Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends the fund earns. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders’ Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although it cannot be guaranteed by the fund, the fund does not expect to distribute any capital gains.
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, the fund’s dividends generally have tax consequences. The fund’s net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1.00 share price.
At the beginning of every year, the fund provides shareholders with information detailing the tax status of any dividends the fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

To learn more
This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the fund’s holdings and detailed financial information about the fund. Annual reports also contain information from the fund’s managers about strategies, recent market conditions and trends and their impact on fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds® at 1-800-435-4000. In addition, you may visit Schwab Funds’ web site at                      for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the fund’s annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number

Schwab Advisor Cash Reserves®
Sweep Investments	811-5954
REGxxxxxFLT-xx
Schwab Advisor Cash Reserves®
Sweep Investments
Prospectus
                     2010

Schwab Value Advantage Investments®
Prospectus
                     2010

• Schwab Value Advantage Money Fund® — Investor Shares	SWVXX

• Schwab AMT Tax-Free Money Fund TM — Value Advantage Shares®	SWWXX

• Schwab Municipal Money Fund TM — Value Advantage Shares®	SWTXX

• Schwab California AMT Tax-Free Money Fund TM — Value Advantage Shares®	SNKXX

• Schwab California Municipal Money Fund TM — Value Advantage Shares®	SWKXX

• Schwab New York AMT Tax-Free Money Fund TM — Value Advantage Shares®	SWYXX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Value Advantage Investments®

Schwab Value Advantage Money Fund®
Ticker symbol: Investor Shares: SWVXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	x.xx
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Investor Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Investor Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Investor Shares at the time of such payment. This recapture could negatively affect the Investor Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

•	commercial paper, including asset-backed commercial paper and promissory notes
•	certificates of deposit and time deposits
•	variable- and floating-rate debt securities
•	bank notes
•	repurchase agreements
•	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain markets and a default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Investor Shares	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

Minimum initial	Minimum additional
investment	investments	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts)	$500	$20,000 ($15,000 for IRA and custodial accounts)
Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Schwab AMT Tax-Free Money Fund TM
Ticker symbol: Value Advantage Shares®: SWWXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Value Advantage Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	x.xx
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Value Advantage Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Value Advantage Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Value Advantage Shares at the time of such payment. This recapture could negatively affect the Value Advantage Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Value Advantage Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.
The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies.
Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain markets and a default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State and Regional Risk. State and regional factors could affect the fund’s performance. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Value Advantage Shares investment results have varied from year to year, and the following table shows the fund’s Value Advantage Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

Since
	1 year	inception[1]
Value Advantage Shares®	x.xx	x.xx

[1]	Inception: 11/6/06

Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

Minimum initial	Minimum additional
investment	investments	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts)	$500	$20,000 ($15,000 for IRA and custodial accounts)
Tax information

Dividends are typically intended to be exempt from federal income tax, but are generally subject to state and local personal income taxes. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit you financial intermediary’s website for more information.

Schwab Municipal Money Fund tm
Ticker symbol: Value Advantage Shares®: SWTXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Value Advantage Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	x.xx
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Value Advantage Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Value Advantage Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Value Advantage Shares at the time of such payment. This recapture could negatively affect the Value Advantage Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Value Advantage Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.
The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain markets and a default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State and Regional Risk. State and regional factors could affect the fund’s performance. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Value Advantage Shares investment results have varied from year to year, and the following table shows the fund’s Value Advantage Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Value Advantage Shares®	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

Minimum initial	Minimum additional
investment	investments	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts)	$500	$20,000 ($15,000 for IRA and custodial accounts)
Tax information

Dividends are typically intended to be exempt from federal income tax, but are generally subject to state and local personal income taxes. While interest from municipal securities is generally exempt from federal income tax, some municipal securities in which the fund may invest may produce income that is subject to the federal alternative minimum tax (AMT). The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit you financial intermediary’s website for more information.

Schwab California AMT Tax-Free Money Fund tm
Ticker symbol: Value Advantage Shares®: SNKXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income exempt from federal and California personal income tax that is consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Value Advantage Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	x.xx
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Value Advantage Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Value Advantage Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Value Advantage Shares at the time of such payment. This recapture could negatively affect the Value Advantage Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Value Advantage Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions.

These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT), and California personal income tax. The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.
The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and California personal income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities or municipal securities whose interest is subject to AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain markets and a default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State Risk. This fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price.

In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Value Advantage Shares investment results have varied from year to year, and the following table shows the fund’s Value Advantage Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

Since
	1 year	inception [1]
Value Advantage Shares ®	x.xx	x.xx

[1]	Inception: 11/16/07.

Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

Minimum initial	Minimum additional
investment	investments	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts)	$500	$20,000 ($15,000 for IRA and custodial accounts)
Tax information

Dividends are typically intended to be exempt from federal and California personal income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal and California personal income tax. Further, any of the fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit you financial intermediary’s website for more information.

Schwab California Municipal Money Fund tm
Ticker symbol: Value Advantage Shares®: SWKXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Value Advantage Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Value Advantage Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Value Advantage Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Value Advantage Shares at the time of such payment. This recapture could negatively affect the Value Advantage Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Value Advantage Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx

Principal investment strategies
To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.
The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and California personal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain markets and a default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State Risk. This fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price.

In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Value Advantage Shares investment results have varied from year to year, and the following table shows the fund’s Value Advantage Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Value Advantage Shares®	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

Minimum initial	Minimum additional
investment	investments	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts)	$500	$20,000 ($15,000 for IRA and custodial accounts)
Tax information
Dividends are typically intended to be exempt from federal and California personal income tax. While interest from municipal securities is generally exempt from federal income tax, some municipal securities in which the fund may invest may produce income that is subject to the federal alternative minimum tax (AMT). The fund may invest a portion of its assets in securities that generate income that is not exempt from federal and California personal income tax. Further, any of the fund’s defensive investments in taxable securities also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit you financial intermediary’s website for more information.

Schwab New York AMT Tax-Free Money Fund tm
Ticker symbol: Value Advantage Shares®: SWYXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York State and local income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Value Advantage Shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.33
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Value Advantage Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Value Advantage Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Value Advantage Shares at the time of such payment. This recapture could negatively affect the Value Advantage Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund’s Value Advantage Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx
Principal investment strategies
To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York State income tax, including the federal alternative minimum tax (“AMT”). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.
The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New York tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New York State income tax, including the AMT. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain markets and a default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State Risk. The fund invests primarily in securities issued by the State of New York and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

Performance
The bar chart below shows how the fund’s Value Advantage Shares investment results have varied from year to year, and the following table shows the fund’s Value Advantage Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Value Advantage Shares®	x.xx	x.xx	x.xx
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

Minimum initial	Minimum additional
investment	investments	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts)	$500	$20,000 ($15,000 for IRA and custodial accounts)
Tax information
Dividends are typically intended to be exempt from federal and New York State and local personal income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal and New York State and local personal income tax. Further, any of the fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT also could generate taxable income.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit you financial intermediary’s website for more information.

ABOUT THE FUNDS
The Schwab Value Advantage Investments® are designed to provide higher yields than Sweep Investments TM. In exchange for larger minimum investments, they offer lower fund operating expenses.
Dividends from the Schwab Municipal Money Fund TM and the state-specific funds are generally exempt from federal income tax.* In addition to producing federally tax-exempt dividends, the dividends from the Schwab AMT Tax-Free Money Fund TM, Schwab California AMT Tax-Free Money Fund TM and Schwab New York AMT Tax-Free Money Fund are also generally exempt from the federal alternative minimum tax (AMT). Dividends from state-specific funds generally are exempt from the respective state’s income tax as well.

*	Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

Money fund regulations
Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

•	Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

•	Diversification: requirements for diversification limit the fund’s exposure to any given issuer.

•	Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Portfolio holdings information
A description of the funds’ policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in the funds’ SAI.

Financial highlights
This section provides further details about the financial history of each fund’s Investor Shares or Value Advantage Shares, as the case may be, for the past five years or, if shorter, its period of operations. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. The funds’ independent registered public accounting firm,                     , audited these figures. Their full report is included in the funds’ annual report (see back cover).
Schwab Value Advantage Money Fund

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
Investor Shares	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.03		0.05	0.05	0.03

Less distributions:
Distributions from net investment income		(0.03)		(0.05)	(0.05)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		2.59		5.01	4.72	2.86
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.44	1	0.45	0.45	0.45
Gross operating expenses		0.56		0.55	0.57	0.56
Net investment income (loss)		2.60		4.89	4.65	2.83
Net assets, end of period ($ × 1,000,000)		37,685		43,248	33,206	24,112

1	The ratio of net operating expenses would have been 0.43% for Investor Shares if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

Schwab AMT Tax-Free Money Fund

	1/1/09–	1/1/08–		1/1/07–	11/6/06 2–
Value Advantage Shares®	12/31/09	12/31/08		12/31/07	12/31/06
Per-share data ($)
Net asset value at beginning of period		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02		0.03	0.00	3

Less distributions:
Distributions from net investment income		(0.02)		(0.03)	(0.00)	3

Net asset value at end of period		1.00		1.00	1.00

Total return (%)		1.95		3.26	0.49	4
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.46	1	0.45	0.44	5,6
Gross operating expenses		0.61		0.63	0.68	6
Net investment income (loss)		1.88		3.19	3.22	6
Net assets, end of period ($ × 1,000,000)		1,901		1,224	85

1	The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

2	Commencement of operations.

3	Per-share amount was less than $0.01.

4	Not annualized.

5	The ratio of net operating expenses would have been 0.45%, if custody credits had not been included.

6	Annualized.

Schwab Municipal Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Value Advantage Shares®	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		2.00	3.27	3.03	2.00
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.45	0.45	0.45	0.45
Gross operating expenses		0.56	0.55	0.58	0.59
Net investment income (loss)		1.96	3.22	2.98	1.97
Net assets, end of period ($ × 1,000,000)		3,219	2,786	2,798	3,007
Schwab California AMT Tax-Free Money Fund

	1/1/09–	1/1/08–	11/16/07–
Value Advantage Shares®	12/31/09	12/31/08	12/31/07
Per-share data ($)
Net asset value at beginning of period		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.00	2

Less distributions:
Distributions from net investment income		(0.02)	(0.00)	2

Net asset value at end of period		1.00	1.00

Total return (%)		1.65	0.36	3
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.45	0.46	4,5
Gross operating expenses		0.62	0.73	4
Net investment income (loss)		1.60	2.72	4
Net assets, end of period ($ × 1,000,000)		562	278

1	Commencement of operations.

2	Per-share amount was less than $0.01.

3	Not annualized.

4	Annualized.

5	The ratio of net operating expenses would have been 0.45% if tax expense had not been included.

Schwab California Municipal Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Value Advantage Shares®	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		1.83	3.21	2.99	1.96
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.45	0.45	0.45	0.45
Gross operating expenses		0.56	0.56	0.58	0.59
Net investment income (loss)		1.83	3.16	2.95	1.96
Net assets, end of period ($ × 1,000,000)		3,923	5,267	4,201	3,240
Schwab New York AMT Tax-Free Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Value Advantage Shares®	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-share data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		1.82	3.24	3.03	2.00
Ratios/supplemental data (%)
Ratios to average net assets:
Net operating expenses		0.45	0.45	0.45	0.45
Gross operating expenses		0.58	0.57	0.60	0.61
Net investment income (loss)		1.79	3.18	2.98	2.00
Net assets, end of period ($ × 1,000,000)		1,349	1,477	1,103	834

Fund management
The investment adviser for the funds is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFs® and Laudus Funds®. As of December 31, 2009, CSIM managed [___] mutual funds and approximately $[___] billion in assets.
As the investment adviser, the firm oversees the asset management and administration of the Schwab Value Advantage Investments®. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/09, these fees were x.xx% for the Schwab Value Advantage Money Fund®, x.xx% for the Schwab AMT Tax-Free Money Fund tm, x.xx% for the Schwab Municipal Money Fund tm, x.xx% for the Schwab California AMT Tax-Free Money Fund tm, x.xx% for the Schwab California Municipal Money Fund tm and x.xx% for the Schwab New York AMT Tax-Free Money Fund tm. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2009 semi-annual report, which covers the period from 1/1/09 through 6/30/09.

INVESTING IN THE FUNDS
In this section, you will find information on buying, selling and exchanging shares. You may invest in a fund through an intermediary by placing orders through your brokerage account at Schwab or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the fund (intermediary orders). Eligible Investors (as defined herein) may invest directly in a fund by placing orders through the fund’s transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.
Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
Placing orders through your intermediary
When you place orders through Schwab or other intermediary, you are not placing your orders directly with a fund, and you must follow Schwab’s or the other intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.
Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with a fund if you meet the eligibility requirements for placing direct orders and your completed account application and supporting documentation are returned to and accepted by the fund’s transfer agent, Boston Financial Data Services (transfer agent). The eligibility requirements and instructions for submitting an account application are set forth in the “Investing directly with the funds” section of this prospectus. If you do not exercise one of these options within ninety days, the funds reserve the right to redeem your shares.
Buying shares through an intermediary
To purchase shares of a fund, place your intermediary orders through your Schwab account or through an account at another authorized intermediary.
Selling and exchanging shares through an intermediary
To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares. You may not redeem or exchange shares held in your intermediary account directly with a fund.
When selling or exchanging shares, you should be aware of the following fund policies:
•	The funds may take up to seven days to pay sale proceeds.
•	The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.
•	Exchange orders are limited to other Schwab Funds® or Laudus MarketMasters Funds® that are not Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.
•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

•	If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.*

*	Investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the minimum balance requirement.

Investing directly with the funds
Investor eligibility requirements for placing direct orders
Only Eligible Investors (as defined below) may purchase shares directly from a fund’s transfer agent, Boston Financial Data Services (transfer agent). Eligible Investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Eligible Investors may also be shareholders who receive shares of Schwab Funds as a result of a reorganization of a fund. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with a fund are subject to involuntary redemption by the fund.
Methods for placing direct orders
The methods for placing direct orders to purchase, redeem or exchange shares of the funds are described below. With every direct order, you must include your name, your account number, the fund name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing direct orders with the funds’ transfer agent.
Opening an account to place direct orders
You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund’s shares. Eligible Investors must open an account with a fund through the fund’s transfer agent prior to placing direct orders. You may obtain an account application by calling the transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.
Initial and additional direct purchases by wire
Subject to acceptance by a fund, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the transfer agent. If you have not yet opened an account with a fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the transfer agent at 1-781-796-2938. You must call the transfer agent at 1-800-407-0256 prior to the close of a fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the transfer agent in good order on or prior to the close of a fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the transfer agent at 1-800-407-0256 if you have any questions or need additional information.
Initial and additional direct purchases by mail
Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of the fund’s shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the transfer agent at the address above. Be sure to include your account number on your check.
Subject to acceptance by a fund, payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share of the fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the fund’s transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler’s checks or money orders will be accepted by the funds.
Direct redemptions and exchanges

When selling or exchanging shares directly, you should be aware of the following fund policies:
•	The funds may take up to seven days to pay sale proceeds.
•	The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.
•	Exchange orders are limited to other Schwab Funds® or Laudus MarketMasters Funds® that are not Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.
•	If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.
•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
Direct redemptions by telephone
If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of a fund next determined after receipt of your telephone redemption order by the transfer agent. Please note that the transfer agent may only act on telephone instructions believed by the transfer agent to be genuine. The transfer agent’s records of such instructions are binding on the shareholder. The funds and their service providers (including the transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the transfer agent reasonably believes to be genuine. The transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.
Direct redemptions by mail
You may redeem your fund shares by mail by sending a request letter to the funds’ transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.
Additional direct redemption information
To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”) or the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the transfer agent at 1-800-407-0256 for further details.
Direct exchange and conversion privileges
Upon request, and subject to certain limitations, shares of a fund may be exchanged or converted into shares of any other Schwab Fund or Laudus MarketMasters Fund that is not a Sweep Investment. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting. Further, you must obtain and read the prospectus for the fund into which you are exchanging or converting prior to placing your order. A new account opened by exchange or conversion must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by a fund containing the information indicated below.

The funds reserve the right to suspend or terminate the privilege of exchanging or converting shares of the funds by mail or by telephone at any time.
Direct exchanges and conversions by telephone
If you authorized the telephone redemption option in the account application, you may exchange or convert fund shares by telephone by calling the funds’ transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the fund from which and the fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Please note that the transfer agent may act only on telephone instructions believed by the transfer agent to be genuine. Please see the section entitled “Direct redemptions by telephone” for more information regarding transacting with the funds’ transfer agent via telephone.
Direct exchanges and conversions by mail
To exchange or convert fund shares by mail, simply send a letter of instruction to the funds’ transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged or converted; (c) the fund from and the fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and (e) the signatures of all registered owners or authorized parties.
Share price
The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and when the following federal holidays are observed: Columbus Day and Veterans Day. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.00.
Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day’s dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day’s dividend.
The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.
Additional policies affecting your investment
Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

Minimum initial	Minimum additional
investment	investments	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts) 1	$500	$20,000 ($15,000 for IRA and custodial accounts)

1	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

The Value Advantage Money Fund and Municipal Money Fund each have more than one share class in addition to Sweep Shares, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares®, which, in turn, have lower expenses than the Investor or Value Advantage Shares®. The Value Advantage Money Fund also offers Institutional Prime Shares®, which is the fund’s lowest expense share class. You may convert your Investor or Value Advantage Shares, which are offered in this prospectus, into Select Shares at any time if your account balance in the fund is at least $1,000,000. You may convert your Investor, Value Advantage or Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You may convert your Value Advantage Money Fund shares into Institutional Prime Shares if your account balance in the fund is at least $10,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. If you no longer meet the minimum balance requirement for your share class, the fund reserves the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Schwab.
These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.
Choose an option for fund distributions
If you are an Eligible Investor placing direct orders with a fund, you will have one of the two options described below for fund distributions. If you don’t indicate a choice, you will receive the first option. If you are placing orders through an intermediary, you will select from the options for fund distributions provided by your intermediary, which may be different than those provided by the funds to Eligible Investors. You should consult with your financial intermediary to discuss available options.

Option	Feature
Reinvestment	All dividends and capital gain distributions are invested automatically in shares of your fund.

Cash	You receive payment for all dividends and capital gain distributions.
The funds reserve certain rights, including the following:

•	To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive a fund’s investment minimums.

•	To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To withdraw or suspend any part of the offering made by this prospectus.

Payments by the investment adviser or its affiliates
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the funds may pay to those intermediaries The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by a fund or its shareholders.
Policy regarding short-term or excessive trading
Each fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds’ investments, and money market instruments in general, and the funds’ intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds’ policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
Customer identification and verification and anti-money laundering program. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.
The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. A fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, a fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.
The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the funds or your financial intermediary are unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.
Customer identification and verification is part of the funds’ overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.

Dividends and taxes
Any investment in the funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although it cannot be guaranteed by the funds, the funds do not expect to distribute any capital gains.
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, fund dividends from the Value Advantage Money Fund generally have tax consequences. Each fund’s net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The AMT Tax-Free Money Fund’s and Municipal Money Fund’s dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state’s income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1.00 share price.
While interest from municipal securities generally is exempt from federal income tax, some securities in which certain of the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund. Any fund’s defensive investments in taxable securities and securities whose interest is subject to the AMT could generate taxable income.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends a fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

To learn more
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the funds’ holdings and detailed financial information about the funds. Annual reports also contain information from the funds’ managers about strategies, recent market conditions and trends and their impact on fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds® at 1-800-435-4000. In addition, you may visit Schwab Funds’ web site at                      for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the funds’ annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number
Schwab Value Advantage Investments®
REGxxxxxFLT-xx

Schwab Value Advantage Investments®	811-5954
Prospectus
                     2010

Schwab Retirement Advantage Money Fund® (SWIXX)
Schwab Investor Money Fund® (SWRXX)
Prospectus
___2010
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Retirement Advantage Money Fund®
Schwab Investor Money Fund®

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Schwab Retirement Advantage Money Fund®
Ticker symbol: SWIXX
Fund Summary
Investment objective

The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee table (%)

Shareholder fees (fees paid directly from your investment)

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)	None

Management fees	xxx
Distribution (12b-1) fees	None
Other expenses*	xxx
Total annual fund operating expenses	xxx
Less expense reduction**	(xxx)

Total annual fund operating expenses after expense reduction**	xxx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the fund’s total annual fund operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.49% through 4/29/11. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the fund. Under an agreement with the fund, Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any fund operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield.

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Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses through 4/29/11 are the same as those shown as total annual fund operating expenses after expense reduction and for all subsequent periods are the same as those shown as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$xxx
Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•	commercial paper, including asset-backed commercial paper and promissory notes

•	certificates of deposit and time deposits

•	variable- and floating-rate debt securities

•	bank notes

•	repurchase agreements

•	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

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Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

5

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

6

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR GRAPH TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Fund	xxx	xxx	xxx
Investment adviser

Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

	Minimum initial	Minimum additional	Minimum
	investment	investments	balance

Retirement Advantage Money Fund®	$25,000	$1	$25,000

Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

7

Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

Schwab Investor Money Fund®
Ticker symbol: SWRXX
Fund Summary
Investment objective

The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee table (%)

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	xxx
Distribution (12b-1) fees	None
Other expenses*	xxx
Total annual fund operating expenses	xxx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the fund. Under an agreement with the fund, Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any fund operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$xxx
Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•	commercial paper, including asset-backed commercial paper and promissory notes

•	certificates of deposit and time deposits

9

•	variable- and floating-rate debt securities

•	bank notes

•	repurchase agreements

•	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

10

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

11

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                                        ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR GRAPH TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

	1 year	5 years	10 years
Fund	xxx	xxx	xxx
Investment adviser

Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for the fund. These minimums may be waived for certain investors.

	Minimum initial	Minimum additional	Minimum
	investment	investments	balance
Schwab Investor Money Fund®
Participants in Employer-Sponsored Retirement Plans (Trading symbol: SWRXX)	$1	$1	$1
Other Investors (Trading symbol: SW2XX)	$2,500	$500	$2,500

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Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

ABOUT THE FUNDS
Money fund regulations
Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

•	Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

•	Diversification: requirements for diversification limit the fund’s exposure to any given issuer.

•	Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Portfolio holdings information
A description of the funds’ policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in the funds’ SAI.

14

Financial highlights
This section provides further details about the financial history of each fund for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. The funds’ independent registered public accounting firm,                                                             , audited these figures. Their full report is included in the fund’s annual report (see back cover).
Schwab Retirement Advantage Money Fund

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-Share Data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.03		0.05	0.05	0.03

Less distributions:
Distributions from net investment income		(0.03)		(0.05)	(0.05)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		2.56		4.96	4.67	2.81
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.48	1	0.48	0.49	0.49
Gross operating expenses		0.60		0.62	0.64	0.63
Net investment income (loss)		2.52		4.85	4.59	2.75
Net assets, end of period ($ × 1,000,000)		984		946	802	571

1	The ratio of net operating expenses would have been 0.47%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

15

Schwab Investor Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per-Share Data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.05	0.04	0.03

Less distributions:
Distributions from net investment income		(0.02)	(0.05)	(0.04)	(0.03)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		2.41	4.82	4.50	2.63
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.60	0.62	0.67	0.67
Gross operating expenses		0.62	0.63	0.67	0.67
Net investment income (loss)		2.37	4.71	4.50	2.61
Net assets, end of period ($ x 1,000,000)		2,360	2,089	1,314	521

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Fund management
The investment adviser for the funds is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFs® and Laudus Funds®. As of December 31, 2009, CSIM managed [___] mutual funds and approximately $[___] billion in assets.
As the investment adviser, the firm oversees the asset management and administration of the Schwab Retirement Advantage Money Fund® and Schwab Investor Money Fund®. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/09, these fees were xxx% for the Schwab Retirement Advantage Money Fund and xxx% for the Schwab Investor Money Fund. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of any reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2009 semi-annual report, which covers the period from 1/1/09 through 6/30/09.

17

INVESTING IN THE FUNDS
In this section, you will find information on buying, selling and exchanging shares. You may invest in a fund through an intermediary by placing orders through your brokerage account at Schwab or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the fund (intermediary orders). Eligible Investors (as defined herein) may invest directly in a fund by placing orders through the fund’s transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.
Placing orders through your intermediary
When you place orders through Schwab or other intermediary, you are not placing your orders directly with a fund, and you must follow Schwab’s or the other intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.
Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with a fund if you meet the eligibility requirements for placing direct orders and your completed account application and supporting documentation are returned to and accepted by the fund’s transfer agent, Boston Financial Data Services (transfer agent). The eligibility requirements and instructions for submitting an account application are set forth in the “Investing directly with the funds” section of this prospectus. If you do not exercise one of these options within ninety days, the funds reserve the right to redeem your shares.
Buying shares through an intermediary
To purchase shares of a fund, place your intermediary orders through your Schwab account or through an account at another authorized intermediary.
Selling and exchanging shares through an intermediary
To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares. You may not redeem or exchange shares held in your intermediary account directly with a fund.
When selling or exchanging shares, you should be aware of the following fund policies:
•	The funds may take up to seven days to pay sale proceeds.

•	The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

•	Exchange orders are limited to other Schwab Funds® or Laudus MarketMasters Funds® that are not Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

•	If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.
Investing directly with the funds
Investor eligibility requirements for placing direct orders

18

Only Eligible Investors (as defined below) may purchase shares directly from a fund’s transfer agent, Boston Financial Data Services (transfer agent). Eligible Investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Eligible Investors may also be shareholders who receive shares of Schwab Funds as a result of a reorganization of a fund. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with a fund are subject to involuntary redemption by the fund.
Methods for placing direct orders
The methods for placing direct orders to purchase, redeem or exchange shares of the funds are described below. With every direct order, you must include your name, your account number, the fund name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing direct orders with the funds’ transfer agent.
Opening an account to place direct orders
You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund’s shares. Eligible Investors must open an account with a fund through the fund’s transfer agent prior to placing direct orders. You may obtain an account application by calling the transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.
Initial and additional direct purchases by wire
Subject to acceptance by a fund, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the transfer agent. If you have not yet opened an account with a fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the transfer agent at 1-781-796-2938. You must call the transfer agent at 1-800-407-0256 prior to the close of a fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the transfer agent in good order on or prior to the close of a fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the transfer agent at 1-800-407-0256 if you have any questions or need additional information.
Initial and additional direct purchases by mail
Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of the fund’s shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the transfer agent at the address above. Be sure to include your account number on your check.
Subject to acceptance by a fund, payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share of the fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the fund’s transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler’s checks or money orders will be accepted by the funds.
Direct redemptions and exchanges
When selling or exchanging shares directly, you should be aware of the following fund policies:
•	The funds may take up to seven days to pay sale proceeds.

•	The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

19

•	Exchange orders are limited to other Schwab Funds® or Laudus MarketMasters Funds® that are not Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
Direct redemptions by telephone
If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of a fund next determined after receipt of your telephone redemption order by the transfer agent. Please note that the transfer agent may only act on telephone instructions believed by the transfer agent to be genuine. The transfer agent’s records of such instructions are binding on the shareholder. The funds and their service providers (including the transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the transfer agent reasonably believes to be genuine. The transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.
Direct redemptions by mail
You may redeem your fund shares by mail by sending a request letter to the funds’ transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.
Additional direct redemption information
To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”) or the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the transfer agent at 1-800-407-0256 for further details.
Direct exchange privileges
Upon request, and subject to certain limitations, shares of a fund may be exchanged into shares of any other Schwab Fund or Laudus MarketMasters Fund that is not a Sweep Investment. In order to exchange your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging. Further, you must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order. A new account opened by exchange must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by a fund containing the information indicated below.
The funds reserve the right to suspend or terminate the privilege of exchanging shares of the funds by mail or by telephone at any time.
Direct exchanges by telephone
If you authorized the telephone redemption option in the account application, you may exchange fund shares by telephone by calling the funds’ transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged; (c) the name of the fund from which and the

20

fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Please note that the transfer agent may act only on telephone instructions believed by the transfer agent to be genuine. Please see the section entitled “Direct redemptions by telephone” for more information regarding transacting with the funds’ transfer agent via telephone.
Direct exchanges by mail
To exchange fund shares by mail, simply send a letter of instruction to the funds’ transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged; (c) the fund from and the fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.
Share price
The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and when the following federal holidays are observed: Columbus Day and Veterans Day. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.00.
Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day’s dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Retirement Advantage Money Fund® that are accepted by Schwab or the Charles Schwab Trust Company by 1:30 p.m. Eastern time may receive that day’s dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day’s dividend.
The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.
Additional policies affecting your investment
Investment minimums
Choose a fund. Your choice may depend on the amount of your investment.

	Minimum initial	Minimum additional	Minimum
	investment	investments	balance
Retirement Advantage Money Fund®	$25,000	$1	$25,000

Schwab Investor Money Fund®
Participants in Employer-Sponsored Retirement Plans (Trading symbol: SWRXX)	$1	$1	$1
Other Investors (Trading symbol: SW2XX)	$2,500	$500	$2,500
These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.
Choose an option for fund distributions
If you are an Eligible Investor placing direct orders with a fund, you will have one of the two options described below for fund distributions. If you don’t indicate a choice, you will receive the first option. If you are placing orders through an intermediary, you will select from the options for fund distributions provided by your intermediary, which may be different than those provided by the funds to Eligible Investors. You should consult with your financial intermediary to discuss available options.

Option	Feature
Reinvestment	All dividends and capital gain distributions are invested automatically in shares of your fund.

Cash	You receive payment for all dividends and capital gain distributions.

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The funds reserve certain rights, including the following:

•	To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for a fund.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive a fund’s investment minimums.

•	To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To withdraw or suspend any part of the offering made by this prospectus.
Payments by the investment adviser or its affiliates
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the funds may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by a fund or its shareholders.
Policy regarding short-term or excessive trading
Each fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds’ investments, and money market instruments in general, and the funds’ intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds’ policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
Customer identification and verification and anti-money laundering program. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.
The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. A fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, a fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.
The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the funds or your financial intermediary are unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.
Customer identification and verification is part of the funds’ overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund

22

management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.

23

Dividends and taxes
Any investment in the funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although it cannot be guaranteed by the funds, the funds do not expect to distribute any capital gains.
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, your fund dividends generally have tax consequences. Each fund’s net investment income is distributed as dividends. If you are investing in a taxable account, the funds’ dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1.00 share price.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends a fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

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To learn more
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the funds’ holdings and detailed financial information about the funds. Annual reports also contain information from the funds’ managers about strategies, recent market conditions and trends and their impact on fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds® at 1-800-435-4000. In addition, you may visit Schwab Funds’ web site at                                                              for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the funds’ annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

SEC File Numbers

Schwab Retirement Advantage Money Fund®	811-5954
Schwab Investor Money Fund®	811-5954

REGxxxxxFLT-xx

Schwab Retirement Advantage Money Fund®

Schwab Investor Money Fund®
Prospectus
___2010

25

Schwab Municipal Money Fundtmf
Schwab Value Advantage Money Fund®
Prospectus
                     2010
•	Schwab Municipal Money Fundtm — Select Shares® (SWLXX) and Institutional Shares (SWOXX)

•	Schwab Value Advantage Money Fund® — Select Shares® (SWBXX) and Institutional Shares (SWAXX)
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Municipal Money Fundtm
Schwab Value Advantage Money Fund®

2

Schwab Municipal Money Fundtm
Ticker symbols: Select Shares®: SWLXX Institutional Shares: SWOXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal income tax.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Select Shares® or Institutional Shares of the fund.
Fee table (%)

	Select	Institutional
	Shares®	Shares
Shareholder fees (fees paid directly from your investment)	None	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31	0.31
Distribution (12b-1) fees	None	None
Other expenses *	xxx	xxx

Total annual fund operating expenses	xxx	xxx
Less expense reduction **	(xxx)	(xxx)

Total annual fund operating expenses after expense reduction **	xxx	xxx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Select Shares and Institutional Shares to 0.35% and 0.24%, respectively, through 4/29/11. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for each share class. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of a class any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for each share class at the time of such payment. This recapture could negatively affect each share class’s future yield.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses through 4/29/11 are the same as those shown as total annual fund operating expenses after expense reduction and for all subsequent periods are the same as those shown as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Select Shares ®	$xxx	$xxx	$xxx	$xxx
Institutional Shares	$xxx	$xxx	$xxx	$xxx

3

Principal investment strategies
To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.
The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

4

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	State and Regional Risk. State and regional factors could affect the fund’s performance. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance.

•	Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

•	Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

5

•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

6

Performance
The bar chart below shows how the fund’s Select Shares investment results have varied from year to year, and the following table shows the fund’s Select Shares and Institutional Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
Select Shares
(BAR GRAPH TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

Since
	1 year	5 years	Inception 1
Select Shares	xxx	xxx	xxx
Institutional Shares	xxx	xxx	xxx

1	Inception: 6/2/03.
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for each share class of the fund. These minimums may be waived for certain investors.

	Minimum initial	Minimum additional	Minimum
	investment	investment	balance
Select Shares®	$1,000,000	$1	$1,000,000
Institutional Shares	$3,000,000	$1	$3,000,000

7

Tax information
Dividends are typically intended to be exempt from federal income tax, but are generally subject to state and local personal income taxes. While interest from municipal securities is generally exempt from federal income tax, some municipal securities in which the fund may invest may produce income that is subject to the federal alternative minimum tax (AMT). The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, any of the fund’s defensive investments in taxable securities also could generate taxable income.
Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit you financial intermediary’s website for more information.

8

Schwab Value Advantage Money Fund®
Ticker symbols: Select Shares®: SWBXX Institutional Shares: SWAXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Select Shares® or Institutional Shares of the fund.
Fee table (%)

	Select	Institutional
	Shares®	Shares
Shareholder fees (fees paid directly from your investment)	None	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31	0.31
Distribution (12b-1) fees	None	None
Other expenses *	xxx	xxx

Total annual fund operating expenses	xxx	xxx
Less expense reduction **	(xxx)	(xxx)

Total annual fund operating expenses after expense reduction **	xxx	xxx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Select Shares and Institutional Shares to 0.35% and 0.24%, respectively, through 4/29/11. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for each share class. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of a class any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for each share class at the time of such payment. This recapture could negatively affect each share class’s future yield.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses through 4/29/11 are the same as those shown as total annual fund operating expenses after expense reduction and for all subsequent periods are the same as those shown as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Select Shares ®	$xxx	$xxx	$xxx	$xxx
Institutional Shares	$xxx	$xxx	$xxx	$xxx

9

Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•	commercial paper, including asset-backed commercial paper and promissory notes

•	certificates of deposit and time deposits

•	variable- and floating-rate debt securities

•	bank notes

•	repurchase agreements

•	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)
All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

10

Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environment and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

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•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

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Performance
The bar chart below shows how the fund’s Institutional Shares investment results have varied from year to year, and the following table shows the fund’s Select Shares and Institutional Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
Institutional Shares
(BAR GRAPH TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

Since
	1 year	5 years	inception
Select Shares	xxx	xxx	xxx [1]
Institutional Shares	xxx	xxx	xxx [2]

[1]	Inception: 2/28/03.

[2]	Inception: 7/1/02.

Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund. When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Eligible Investors (as determined by the fund and which include, but are not limited to, qualified and non-qualified employee benefit plans, foundations, endowments, banks, trusts, investment companies and corporate capital and cash management accounts) may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent. Eligible Investors must contact the transfer agent by phone or in writing to obtain an account application. Eligible Investors may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

Set forth below are the investment minimums for each share class of the fund. These minimums may be waived for certain investors.

	Minimum initial	Minimum additional	Minimum
	investment	investment	balance
Select Shares®	$1,000,000	$1	$1,000,000
Institutional Shares	$3,000,000	$1	$3,000,000
The fund may waive these minimums for certain investors.
Tax information

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Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit you financial intermediary’s website for more information.

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ABOUT THE FUNDS
Money fund regulations
Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

•	Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

•	Diversification: requirements for diversification limit the fund’s exposure to any given issuer.

•	Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Portfolio holdings information
A description of the funds’ policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in the funds’ SAI.

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Financial highlights
This section provides further details about the financial history of each fund’s Select Shares® and Institutional Shares for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. The funds’ independent registered public accounting firm,                                         , audited these figures. Their full report is included in the funds’ annual report (see back cover).
Schwab Municipal Money Fund

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
Select Shares	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per Share Data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02	0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)	(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00	1.00	1.00	1.00

Total return (%)		2.10	3.37	3.13	2.10

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.35	0.35	0.35	0.35
Gross operating expenses		0.56	0.55	0.58	0.59
Net investment income (loss)		2.05	3.31	3.10	2.11
Net asset, end of period ($ x 1,000,000)		1,700	1,428	1,244	966

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
Institutional Shares	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per-Share Data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.02		0.03	0.03	0.02

Less distributions:
Distributions from net investment income		(0.02)		(0.03)	(0.03)	(0.02)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		2.21		3.48	3.25	2.21

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.25	1	0.24	0.24	0.24
Gross operating expenses		0.56		0.55	0.58	0.59
Net investment income (loss)		2.15		3.41	3.21	2.20
Net assets, end of period ($ x 1,000,000)		4,811		3,840	2,494	1,783

1	The ratio of net operating expenses would have been 0.24%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

Schwab Value Advantage Money Fund

	1/1/09 –	1/1/08 –	1/1/07 –	1/1/06 –	1/1/05 –
Institutional Shares	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per Share Data ($)
Net asset value at beginning of period		1.00	1.00	1.00	1.00

Income (loss) from investment operations:

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	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
Institutional Shares	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Net investment income (loss)		0.03		0.05	0.05	0.03

Less distributions:
Distributions from net investment income		(0.03)		(0.05)	(0.05)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		2.78		5.23	4.94	3.08
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.25	1	0.24	0.24	0.24
Gross operating expenses		0.35		0.34	0.49	0.56
Net investment income (loss)		2.77		5.10	4.90	3.11
Net assets, end of period ($ x 1,000,000)		4,464		4,748	3,817	1,929

	1/1/09–	1/1/08–		1/1/07–	1/1/06–	1/1/05–
Select Shares	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05
Per Share Data ($)
Net asset value at beginning of period		1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)		0.03		0.05	0.05	0.03

Less distributions:
Distributions from net investment income		(0.03)		(0.05)	(0.05)	(0.03)

Net asset value at end of period		1.00		1.00	1.00	1.00

Total return (%)		2.69		5.12	4.82	2.96
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.34	1	0.35	0.35	0.35
Gross operating expenses		0.45		0.45	0.53	0.56
Net investment income (loss)		2.71		4.99	4.79	3.03
Net asset, end of period ($ x 1,000,000)		6,130		7,453	5,158	2,325

1	The ratio of net operating expenses would have been 0.24% for Institutional Shares and 0.33% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

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Fund management
The investment adviser for the funds is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFs® and Laudus Funds®. As of December 31, 2009, CSIM managed [___] mutual funds and approximately $[___] billion in assets.
As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Fund tm and the Schwab Value Advantage Money Fund®. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/09, these fees were x.xx% for the Schwab Municipal Money Fund and x.xx% for the Schwab Value Advantage Money Fund. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2009 semi-annual report, which covers the period from 1/1/09 through 6/30/09.

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INVESTING IN THE FUNDS
In this section, you will find information on buying, selling and exchanging shares. You may invest in a fund through an intermediary by placing orders through your brokerage account at Schwab or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the fund (intermediary orders). Eligible Investors (as defined herein) may invest directly in a fund by placing orders through the fund’s transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.
Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
Placing orders through your intermediary
When you place orders through Schwab or other intermediary, you are not placing your orders directly with a fund, and you must follow Schwab’s or the other intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.
Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with a fund if you meet the eligibility requirements for placing direct orders and your completed account application and supporting documentation are returned to and accepted by the fund’s transfer agent, Boston Financial Data Services (transfer agent). The eligibility requirements and instructions for submitting an account application are set forth in the “Investing directly with the funds” section of this prospectus. If you do not exercise one of these options within ninety days, the funds reserve the right to redeem your shares.
Buying shares through an intermediary
To purchase shares of a fund, place your intermediary orders through your Schwab account or through an account at another authorized intermediary.
Selling and exchanging shares through an intermediary
To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares. You may not redeem or exchange shares held in your intermediary account directly with a fund.
When selling or exchanging shares, you should be aware of the following fund policies:
•	The funds may take up to seven days to pay sale proceeds.

•	The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

•	Exchange orders are limited to other Schwab Funds® or Laudus MarketMasters Funds® that are not Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

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Investing directly with the funds
Investor eligibility requirements for placing direct orders
Only Eligible Investors (as defined below) may purchase shares directly from a fund’s transfer agent, Boston Financial Data Services. Eligible Investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Eligible Investors may also be shareholders who receive shares of Schwab Funds as a result of a reorganization of a fund. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with a fund are subject to involuntary redemption by the fund.
Methods for placing direct orders
The methods for placing direct orders to purchase, redeem or exchange shares of the funds are described below. With every direct order, you must include your name, your account number, the fund name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing direct orders with the funds’ transfer agent.
Opening an account to place direct orders
You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund’s shares. Eligible Investors must open an account with a fund through the fund’s transfer agent prior to placing direct orders. You may obtain an account application by calling the transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.
Initial and additional direct purchases by wire
Subject to acceptance by a fund, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the transfer agent. If you have not yet opened an account with a fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the transfer agent at 1-781-796-2938. You must call the transfer agent at 1-800-407-0256 prior to the close of a fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the transfer agent in good order on or prior to the close of a fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the transfer agent at 1-800-407-0256 if you have any questions or need additional information.
Initial and additional direct purchases by mail
Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of the fund’s shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the transfer agent at the address above. Be sure to include your account number on your check.
Subject to acceptance by a fund, payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share of the fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the fund’s transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler’s checks or money orders will be accepted by the funds.
Direct redemptions and exchanges
When selling or exchanging shares directly, you should be aware of the following fund policies:
•	The funds may take up to seven days to pay sale proceeds.

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•	The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

•	Exchange orders are limited to other Schwab Funds® or Laudus MarketMasters Funds® that are not Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
Direct redemptions by telephone
If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of a fund next determined after receipt of your telephone redemption order by the transfer agent. Please note that the transfer agent may only act on telephone instructions believed by the transfer agent to be genuine. The transfer agent’s records of such instructions are binding on the shareholder. The funds and their service providers (including the transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the transfer agent reasonably believes to be genuine. The transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.
Direct redemptions by mail
You may redeem your fund shares by mail by sending a request letter to the funds’ transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.
Additional direct redemption information
To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”) or the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the transfer agent at 1-800-407-0256 for further details.
Direct exchange and conversion privileges
Upon request, and subject to certain limitations, shares of a fund may be exchanged or converted into shares of any other Schwab Fund or Laudus MarketMasters Fund that is not a Sweep Investment. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting. Further, you must obtain and read the prospectus for the fund into which you are exchanging or converting prior to placing your order. A new account opened by exchange or conversion must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by a fund containing the information indicated below.
The funds reserve the right to suspend or terminate the privilege of exchanging or converting shares of the funds by mail or by telephone at any time.
Direct exchanges and conversions by telephone

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If you authorized the telephone redemption option in the account application, you may exchange or convert fund shares by telephone by calling the funds’ transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the fund from which and the fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Please note that the transfer agent may act only on telephone instructions believed by the transfer agent to be genuine. Please see the section entitled “Direct redemptions by telephone” for more information regarding transacting with the funds’ transfer agent via telephone.
Direct exchanges and conversions by mail
To exchange or convert fund shares by mail, simply send a letter of instruction to the funds’ transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged or converted; (c) the fund from and the fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and (e) the signatures of all registered owners or authorized parties.
Share price
The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and when the following federal holidays are observed: Columbus Day and Veterans Day. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.00.
Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day’s dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day’s dividend.
The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.
Additional policies affecting your investment
Investment minimums
Choose a fund and a share class. Your choice may depend on the amount of your investment. Each fund has more than one share class, two of which are offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Value Advantage Shares®, which are not offered in this prospectus. The Value Advantage Money Fund also offers Institutional Prime Shares®, which is the fund’s lowest expense share class and is offered in another prospectus. You may convert your Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You may convert your Value Advantage Money Fund shares into Institutional Prime Shares if your account balance in the fund is at least $10,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares or Institutional Shares, the fund reserves the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.

	Minimum initial	Minimum additional	Minimum
	investment	investment	balance
Select Shares®	$1,000,000	$1	$1,000,000
Institutional Shares	$3,000,000	$1	$3,000,000
These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

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Choose an option for fund distributions
If you are an Eligible Investor placing direct orders with a fund, you will have one of the two options described below for fund distributions. If you don’t indicate a choice, you will receive the first option. If you are placing orders through an intermediary, you will select from the options for fund distributions provided by your intermediary, which may be different than those provided by the funds to Eligible Investors. You should consult with your financial intermediary to discuss available options.

Option	Feature
Reinvestment	All dividends and capital gain distributions are invested automatically in shares of your fund.

Cash	You receive payment for all dividends and capital gain distributions.
The funds reserve certain rights, including the following:

•	To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive a fund’s investment minimums.

•	To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To withdraw or suspend any part of the offering made by this prospectus.
Payments by the investment adviser or its affiliates
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the funds may pay to those intermediaries The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by a fund or its shareholders.
Policy regarding short-term or excessive trading
Each fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds’ investments, and money market instruments in general, and the funds’ intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds’ policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
Customer identification and verification and anti-money laundering program. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.
The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. A fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, a fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

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The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the funds or your financial intermediary are unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.
Customer identification and verification is part of the funds’ overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.
Dividends and taxes
Any investment in the funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of each month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although it cannot be guaranteed by the funds, the funds do not expect to distribute any capital gains.
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, fund dividends from the Value Advantage Money Fund generally have tax consequences. Each fund’s net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The Municipal Money Fund’s dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1.00 share price.
While interest from municipal securities generally is exempt from federal income tax, some securities in which the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends a fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

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To learn more
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the funds’ holdings and detailed financial information about the funds. Annual reports also contain information from the funds’ managers about strategies, recent market conditions and trends and their impact on fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds® at 1-800-435-4000. In addition, you may visit Schwab Funds’ web site at                                          for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the funds’ annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Numbers

Schwab Municipal Money Fundtm	811-5954
Schwab Value Advantage Money Fund®	811-5954
Schwab Municipal Money Fundtm
REGxxxxxFLT-xx
Schwab Value Advantage Money Fund®
Prospectus
                     2010

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Schwab Value Advantage Money Fund® –
Institutional Prime Shares® (SNAXX)
Prospectus
___ 2010
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Value Advantage Money Fund® –
Institutional Prime Shares®

Fund Summary

About the Fund
Money market fund regulations
Portfolio holdings information
Financial highlights
Fund management

Investing in the Fund
Investing directly with the fund
Investing through a financial intermediary
Share price
Additional policies affecting your investment
Dividends and taxes

2

Schwab Value Advantage Money Fund®
Ticker symbol:   Institutional Prime Shares®: SNAXX
Fund Summary
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold Institutional Prime Shares of the fund.

Institutional
Prime
Shares®
Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.28
Distribution (12b-1) fees	None
Other expenses *	x.xx
Total annual fund operating expenses	x.xx
Less expense reduction **	(x.xx)
Total annual fund operating expenses after expense reduction**	x.xx

*	Restated to reflect current expenses that no longer include fees for participation in the Treasury Money Market Fund Guarantee Program.

**	Schwab and the investment adviser have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Institutional Prime Shares to 0.21% through 4/29/11. In addition to the foregoing contractual expense limitation, Schwab and the investment adviser also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the Institutional Prime Shares. Under an agreement with the fund, Schwab and the investment adviser may recapture from the assets of the Institutional Prime Shares any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect for the Institutional Prime Shares at the time of such payment. This recapture could negatively affect the Institutional Prime Shares’ future yield.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses through 4/29/11 are the same as those shown as total annual fund operating expenses after expense reduction and for all subsequent periods are the same as those shown as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$xxx	$xxx	$xxx	$ xxx

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Principal investment strategies
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•	commercial paper, including asset-backed commercial paper and promissory notes
•	certificates of deposit and time deposits
•	variable- and floating-rate debt securities
•	bank notes
•	repurchase agreements

•	obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

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Principal risks
The fund’s principal risks include:

•	Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low.

•	Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

•	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

•	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

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•	Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

For more information on these and other risks of investing in the fund please refer to the section “Investment Objectives, Strategies, Securities, Risks and Limitations” in the fund’s Statement of Additional Information (SAI).

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Performance
The bar chart below shows how the fund’s Institutional Prime Shares investment results have varied from year to year, and the following table shows the fund’s Institutional Prime Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see [                    ] or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31
(BAR CHART TO COME)
Best quarter: x.xx% Qx 200x
Worst quarter: x.xx% Qx 200x
Average annual total returns (%) as of 12/31/09

Since
	1 year	inception [1]
Institutional Prime Shares	xxx	xxx

[1]	Inception: 10/05/06.
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of fund shares
The fund is open for business each day, except for days on which the New York Stock Exchange is closed and when the following federal holidays are observed: Columbus Day and Veterans Day.
You may invest directly in the fund by placing purchase, exchange and redemption orders through the fund’s transfer agent by contacting the transfer agent by phone or in writing to obtain an account application (direct orders). You may contact the transfer agent:

•	by telephone at 1-800-407-0256 (sale and exchange transactions are only permitted if authorized on the account application); or

•	by mail in writing at Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

You may also invest in the fund by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker-dealer or financial intermediary that is authorized to accept orders on behalf of the fund (intermediary orders). When you place intermediary orders to purchase, exchange or redeem fund shares, you must follow Schwab’s or the other financial intermediary’s transaction procedures.
Set forth below are the investment minimums for the Institutional Prime Shares of the fund. These minimums may be waived for certain investors.

	Minimum initial	Minimum additional	Minimum
	investment	investment	balance
Direct orders	$10,000,000	$1	None
Intermediary orders	$10,000,000	$1	$10,000,000
Tax information
Dividends and capital gains distributions will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

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Payments to financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit you financial intermediary’s website for more information.

8

ABOUT THE FUND
Money fund regulations
Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

•	Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

•	Diversification: requirements for diversification limit the fund’s exposure to any given issuer.

•	Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Portfolio holdings information
A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

9

Financial highlights
This section provides further details about the financial history of the fund’s Institutional Prime Shares for the past five years or, if shorter, its period of operations. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund’s independent registered public accounting firm,                                         , audited these figures. Their full report is included in the fund’s annual report (see back cover).

	1/1/09–	1/1/08–		1/1/07–	10/5/06 2–
Institutional Prime Shares®	12/31/09	12/31/08		12/31/07	12/31/06
Per-Share Data ($)
Net asset value at beginning of period		1.00		1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)		0.03		0.05	0.01
Less Distributions From:
Distributions from net investment income		(0.03)		(0.05)	(0.01)
Net asset value at end of period		1.00		1.00	1.00
Total return (%)		2.81		5.26	1.25	3
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses		0.22	1	0.21	0.21	4
Gross operating expenses		0.32		0.32	0.36	4
Net investment income (loss)		2.89		5.12	5.18	4
Net assets, end of period ($ x 1,000,000)		2,476		4,235	1,693

1	The ratio of net operating expenses would have been 0.21% for Institutional Prime Shares® if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

2	Commencement of operations.

3	Not Annualized.

4	Annualized.

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Fund management
The investment adviser for the fund is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFs® and Laudus Funds®. As of December 31, 2009, CSIM managed [___] mutual funds and approximately $[___] billion in assets.
As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/09, the fee was x.xx% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement is available in the fund’s 2009 semi-annual report, which covers the period from 1/1/09 through 6/30/09.

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INVESTING IN THE FUND
On the following pages, you will find information on buying, selling and exchanging Institutional Prime Shares. There are two ways to invest. You may invest directly in the fund by placing orders through the fund’s transfer agent (direct orders) or you may invest in the fund through an intermediary (intermediary orders) by placing orders through your brokerage account at Charles Schwab & Co. Inc. (Schwab), or through another broker/dealer, investment professional, 401(k) plan or other employee benefit plan, bank or other financial intermediary (intermediary). It is important to note that only direct orders provide same day settlement.
You may invest using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes included as well.
Investing directly with the fund
Opening an account to place direct orders
To place direct orders, you must open an account with the fund through the fund’s transfer agent, Boston Financial Data Services, Inc., (transfer agent). You may obtain an account application by calling the transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.
Methods for placing direct orders
The methods for placing direct orders to purchase or redeem shares of the Schwab Value Advantage Money Fund® — Institutional Prime Shares are described below. With every direct order, you must include your name, your account number, the fund name and share class, and the dollar amount you would like to purchase or redeem. There are no exchange privileges for shares purchased directly from the fund. You cannot place direct orders by mail and cannot pay for purchases by check. In addition, you must authorize the telephone redemption option in the account application (and such authorization must be accepted by the fund) prior to placing direct orders with the fund’s transfer agent.
Initial and additional direct purchases by wire
Subject to acceptance by the fund, you may make your initial purchase and any additional purchases of Institutional Prime Shares by wiring federal funds to the transfer agent. The fund offers same day settlement on purchase orders by wire that satisfy the following conditions which must occur in the order stated: (1) if you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the transfer agent at 1-781-796-2938, (2) you must call the transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions, and (3) your wired funds must be received and accepted by the transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier. Please call the transfer agent at 1-800-407-0256 if you have any questions or need additional information.
Direct redemptions by telephone
Redemption orders can only be placed by telephone. You may place a redemption order by calling the transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of the fund next determined after receipt of your telephone redemption order by the transfer agent. Please note that the transfer agent may only act on telephone instructions believed by the transfer agent to be genuine. The transfer agent’s records of such instructions are binding on the shareholder. The fund and its service providers (including the transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the transfer agent reasonably believes to be genuine. The transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.
Additional redemption information

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To protect you, the fund and its service providers from fraud, signature guarantees may be required to enable the transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”) or the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the fund’s transfer agent at 1-800-407-0256 for further details.
The fund may take up to seven days to pay sales proceeds.
The fund may suspend the right of redemption and may postpone payment for a reasonable period when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission (SEC), during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the fund to dispose of its securities or to determine the value of its net assets fairly, or during any other period permitted by the SEC for the protection of investors.
The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.
Placing orders through your intermediary
When you place orders to purchase, redeem or exchange shares through your Schwab account or through your account at another intermediary, you are not placing your order directly with the fund, and you must follow Schwab’s or the other intermediary’s transaction procedures. Your intermediary, including Schwab, may impose different or additional conditions than the fund on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transactions fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The fund is not responsible for the failure of your intermediary to carry out its responsibilities.
Buying shares through an intermediary
To purchase shares of the fund, place your intermediary orders through your Schwab account or through an account at another authorized intermediary. Shares purchased through your Schwab account or through your account at another intermediary are not available on a same-day settlement basis. Please contact your intermediary to learn how to place orders.
Selling and exchanging shares through an intermediary
To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares. You may not redeem or exchange shares held in your intermediary account directly with the fund.
When selling or exchanging shares, you should be aware of the following fund policies:
•	The fund may take up to seven days to pay sale proceeds.
•	The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.
•	Exchange orders are limited to other Schwab Funds® or Laudus MarketMasters Funds® that are not Sweep Investments® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

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•	You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
Share price
The fund is open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and when the following federal holidays are observed: Columbus Day and Veterans Day. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.00.
If you place an order through your Schwab account or through your account at another intermediary, please consult with that intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with the fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive your orders prior to a specified cut-off time.
Next-day settlement
Orders that are placed through your Schwab account or through your account at another intermediary generally settle on the next business day. Intermediary orders to buy shares that are accepted no later than the close of the fund on a given day (generally 4 p.m. Eastern time) generally will receive the next business day’s dividend. Intermediary orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day’s dividend.
Same-day settlement
The fund also offers same-day settlement for certain orders to purchase Institutional Prime Shares placed directly with the fund’s transfer agent, as described in the section “Methods for placing direct orders.” Orders that satisfy these conditions will generally receive that business day’s dividend.
The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.
Additional policies affecting your investment
Investment minimums

	Minimum	Minimum
	initial	additional	Minimum
	investment	investment	balance
Direct orders	$10,000,000	$1	None
Intermediary orders	$10,000,000	$1	$10,000,000
The fund has four share classes, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The fund’s Institutional Prime Shares have the lowest expenses.
These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.
Choose an option for fund distributions
If you are an Eligible Investor placing direct orders with a fund, you will have one of the two options described below for fund distributions. If you don’t indicate a choice, you will receive the first option. If you are placing orders through an intermediary, you will select from the options for fund distributions provided by your intermediary, which may be different than those provided by the

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funds to Eligible Investors. You should consult with your financial intermediary to discuss available options.

Option	Feature
Reinvestment	All dividends and capital gain distributions are invested automatically in shares of your fund.

Cash	You receive payment for all dividends and capital gain distributions.
The fund reserves certain rights, including the following:

•	To automatically redeem your shares upon 60 days written notice if the value of your investment in the fund falls below the stated share class minimum balance requirement, if applicable.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive the fund’s or share class’ investment minimums.

•	To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To withdraw or suspend any part of the offering made by this prospectus.

Payments by the investment adviser or its affiliates
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the fund may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the fund or its shareholders.
Policy regarding short-term or excessive trading
The fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund’s investments, and money market instruments in general, and the fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund’s policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
Customer identification and verification and anti-money laundering program. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the fund or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.
The fund or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.
The fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the fund or your financial intermediary are unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.

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Customer identification and verification is part of the fund’s overall obligation to deter money laundering under Federal law. The fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the fund from being used for money laundering or the financing of terrorist activities. In this regard, the fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the fund or in cases when the fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the fund is required to withhold such proceeds.

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Dividends and taxes
Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends the fund earns. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although it cannot be guaranteed by the funds, the funds do not expect to distribute any capital gains.
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, fund dividends generally have tax consequences. The fund’s net investment income is distributed as dividends. The fund’s dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1.00 share price.
At the beginning of every year, the fund provides shareholders with information detailing the tax status of any dividends the fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

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To learn more
This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the fund’s holdings and detailed financial information about the fund. Annual reports also contain information from the fund’s managers about strategies, recent market conditions and trends and their impact on fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds® at 1-800-435-4000. In addition, you may visit Schwab Funds’ web site at                      for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the fund’s annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number

Schwab Value Advantage Money Fund® –
Institutional Prime Shares®	811-5954
REGxxxxxFLT-xx
Schwab Value Advantage
Money Fund®–
Institutional Prime Shares®
Prospectus
___ 2010

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STATEMENT OF ADDITIONAL INFORMATION

Schwab Money Market Fund™: SWMXX	Schwab Advisor Cash Reserves®:
Sweep Shares: SWQXX
Schwab Government Money Fund™: SWGXX	Premier Sweep Shares: SWZXX

Schwab U.S. Treasury Money Fund™: SWUXX

Schwab Cash Reserves: SWSXX

Schwab Retirement Advantage Money Fund®: SWIXX	Schwab Value Advantage Money Fund®:
Institutional Shares: SWAXX
Schwab Investor Money Fund®: SWRXX	Select Shares: SWBXX
Institutional Prime Shares: SNAXX
Investor Shares: SWVXX
April __, 2010
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund’s prospectus dated April ___, 2010 (as amended from time to time).
To obtain a free copy of any of the prospectuses, please contact Schwab Funds® at 1-800-435-4000. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at:                     .
Each fund is a series of The Charles Schwab Family of Funds (the “Trust”). The Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the “Schwab Funds”.
The funds’ audited financial statements from the funds’ annual reports for the fiscal year ended December 31, 2009, are incorporated by reference into this SAI. A copy of a fund’s 2009 annual report is delivered with the SAI.

Page
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, SECURITIES, RISKS AND LIMITATIONS
MANAGEMENT OF THE FUNDS
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
BROKERAGE ALLOCATION AND OTHER PRACTICES
DESCRIPTION OF THE TRUST
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS
TAXATION
APPENDIX A — RATINGS OF INVESTMENT SECURITIES
APPENDIX B — DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES
REG38770 — 09

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INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES,
SECURITIES, RISKS AND LIMITATIONS
Investment Objectives
Each of the Schwab Government Money Fund™, Schwab U.S. Treasury Money Fund™, Schwab Money Market Fund™, Schwab Value Advantage Money Fund®, Schwab Retirement Advantage Money Fund®, Schwab Investor Money Fund®, Schwab Cash Reserves™ and Schwab Advisor Cash Reserves® seeks the highest current income consistent with stability of capital and liquidity.
Each fund’s investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.
A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund.
The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), as that Rule may be amended from time to time. The Rule’s key provisions govern the maturity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.
The following investment strategies, securities, risks and limitations supplement those set forth in the prospectuses and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund’s acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.
Investment Strategies
Under normal circumstances, the Schwab U.S. Treasury Money Fund™ will invest at least 80% of its net assets in U.S. Treasury securities; including bills and notes. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of this policy, net assets means net assets plus any borrowings for investment purposes.
Under normal circumstances, the Schwab Government Money Fund™ will invest at least 80% of its net assets in U.S. government securities including repurchase agreements that are fully collateralized by U.S. government securities. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of the policy, net assets means net assets plus any borrowings for investment purposes.
Each of the Schwab Money Market Fund™, Schwab Value Advantage Money Fund®, Schwab Retirement Advantage Money Fund®, Schwab Investor Money Fund®, Schwab Cash Reserves™

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and Schwab Advisor Cash Reserves® seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.
Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.
Investment Securities and Risks
Asset-Backed Securities are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.
Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.
The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.
For purposes of a fund’s concentration policy, the fund will determine the industry classification of asset-backed securities based upon the investment adviser’s evaluation of the risks associated with an investment in the underlying assets. For example, asset-backed securities whose underlying assets share similar economic characteristics because, for example, they are funded (or supported) primarily from a single or similar source or revenue stream will be classified in the same industry sector. In contrast, asset-backed securities whose underlying assets represent a diverse mix of industries, business sectors and/or revenue streams will be classified into distinct industries based on their underlying credit and liquidity structures. A fund will limit its investments in each identified industry to less than 25% of its net assets.
Borrowing may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

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Certificates of Deposit or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits, in the aggregate, in excess of $100 million.
Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund’s concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. However, the funds, except for the Schwab U.S. Treasury Money Fund™ and Schwab Government Money Fund™, reserve the freedom of action to invest up to 100% of their assets in certificates of deposit or bankers’ acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the funds have determined to be subject to the same regulation as U.S. banks).
Credit and Liquidity Supports or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the “principal”) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a

4

security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. Each fund may invest up to 25% of its assets in “first tier” securities of a single issuer for a period of up to three business days.
Foreign Securities involve additional risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.
Illiquid Securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
Interfund Borrowing and Lending. The SEC has granted an exemption to the Schwab Funds® that permits the funds to borrow money from and/or lend money to other Schwab Funds. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the

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overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds®.
Lending of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.
A fund may lend portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).
Maturity of Investments will generally be determined using the portfolio securities’ final maturity dates. However for certain securities, maturity may be deemed to be a shorter period, as permitted by Rules 2a-7. For a government security that is a variable rate security where the variable rate of interest is readjusted at least every 762 calendar days, the maturity is deemed to be equal to the period remaining until the next readjustment of the interest rate. A government security that is a floating rate security is deemed to have a maturity of one day. A short-term variable rate security is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A long-term variable rate security that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A short-term floating rate security is deemed to have a maturity of one day. A long-term floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to a demand, the notice period applicable to the demand for repurchase of the securities. A securities lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.
Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers’ acceptances, notes and time deposits.
Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These

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securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Puts, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or “put provider.” When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.
Quality of Investments. Each fund follows regulations set forth by the SEC that dictate the quality requirements for investments made by money market mutual funds, as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.
Should a security’s high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.
Repurchase Agreements involve a fund buying securities (usually collateralized by U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities. Repurchase agreements may also be collateralized by non-U.S. government securities.
Restricted Securities are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.
Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser

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monitors a fund’s investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund’s portfolio may increase if buyers in that market become unwilling to purchase the securities.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. If a fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities.
Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds® an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab Fund may hold, provided that certain conditions are met. The conditions imposed by the SEC were designed to address certain abuses perceived to be associated with “funds of funds”, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.
The Schwab Value Advantage Money Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.
Stripped Securities are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury. Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping; the custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. There are two types of stripped securities: coupon strips, which refer to the zero coupon bonds that are backed by the coupon payments; and principal strips, which are backed by the final repayments of principal.
Unlike coupon strips, principal strips do not accrue a coupon payment. They are sold at a discounted price and accrete up to par. An investor in a principal strip would only need to pay capital gains tax on the principal strip.
The funds may invest in U.S. Treasury bonds that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest on zero coupon bonds is accrued and paid at maturity rather

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than during the term of the security. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but it is not actually received until maturity, a fund may have to sell other securities to pay accrued dividends prior to the maturity of the zero coupon obligation.
Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity of such securities. The discount reflects the current value of the deferred interest and is amortized as interest income over the life of the securities; it is taxable even though there is no cash return until maturity.
Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.
While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, i.e., the risk of subsequently investing the periodic interest payments at a lower rate than that of the security currently held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.
Temporary Defensive Investments. During unusual market conditions, the Schwab U.S. Treasury Money Fund™ may make investments that are not exempt from state and local income taxes as a temporary defensive measure.
U.S. Government Securities. Many U.S. government securities are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) are supported by limited lines of credit their issuers maintain with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause fund’s share price or yield to fall.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. Additionally, the U.S.

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Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.
U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.
Variable and Floating Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. There may also be a period of time between when a fund exercises its demand rights and when the demand feature provider is obligated to pay. A fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust that also contains a liquidity facility. The trust issues two classes of receipts, one of which is a synthetic variable-rate demand obligation and one of which is an inverse-rate long-term obligation; each obligation represents a proportionate interest in the underlying bonds. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The synthetic variable-rate demand obligations, or floater receipts, grant the investors (floater holders) the right to require the liquidity provider to purchase the receipts at par, on a periodic (e.g., daily, weekly or monthly) basis. The trust receives the interest income paid by the issuer of the underlying bonds and, after paying fees to the trustee, remarketing agent and liquidity provider, the remaining income is paid to the floater holders based on the prevailing market rate set by the remarketing agent and the remaining (or inverse) amount is paid to the long-term investor. The trust is collapsed prior to the maturity of the bonds and the receipts holders may participate in any gain realized from the sale of the bonds at that time. In the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond, the liquidity facility provider may not be obligated to accept tendered floater receipts. In this event, the underlying bonds in the trust are priced for sale in the market and the proceeds are used to repay the floater and inverse receipt holders. If the receipts holders cannot be repaid in full from the sale of the underlying bonds then the bonds will be distributed to the receipts holders on a pro-rata basis, in which case the holders would anticipate a loss. Tender option bonds may be considered derivatives and are subject to the risk thereof.
The funds may invest in tender option bonds the interest on which will, in the opinion of bond counsel or counsel for the issuer of interests therein, be exempt from regular federal income tax. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund’s investment limitations.

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Investment Limitations
The following investment limitations may be changed only by a vote of a majority of each fund’s outstanding shares.
Schwab Money Market Fund™, Schwab Government Money Fund™, Schwab Retirement Advantage Money Fund® and Schwab Investor Money Fund® may not:
(1)	Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)	Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(7)	Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(8)	Purchase securities or make investments other than in accordance with its investment objectives and policies.
Schwab U.S. Treasury Money Fund™, Schwab Cash Reserves™ and Schwab Advisor Cash Reserves® may not:
(1)	Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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(2)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)	Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(7)	Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
Schwab Value Advantage Money Fund® may not:
(1)	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)	Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)	Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

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(7)	Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
The following descriptions of the 1940 Act may assist investors in understanding the above fundamental policies and restrictions.
Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer’s outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2a-7 of the 1940 Act are deemed to satisfy the diversification requirements set forth above.
Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.
Concentration. The SEC presently defines concentration as investing 25% or more of a fund’s net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.
Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.
Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds’ Board of Trustees.
The following are non-fundamental investment policies and restrictions, and may be changed by the Board of Trustees.
Each fund may not:

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(1)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.
(2)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(3)	Invest more than 10% of its net assets in illiquid securities.
(4)	Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(6)	Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(7)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(8)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
MANAGEMENT OF THE FUNDS
The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met ___times during the most recent fiscal year.

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Certain trustees are “interested persons.” A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. (“CSIM”) or Charles Schwab & Co., Inc. (“Schwab”). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds’ investment adviser and distributor.
Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios. The Trust, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios and Schwab Strategic Trust are collectively referred to herein as the “Family of Investment Companies”, which as of December 31, 2009, included ___funds.
The tables below provide information about the trustees and officers for the Trust, which includes funds in this SAI. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Institutional Trust and Schwab Strategic Trust. As of December 31, 2009, the Fund Complex included ___funds. The address of each individual is 211 Main Street, San Francisco, California 94105.

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Each officer’s and trustee’s principal occupations during the past five years, other directorships during the past five years and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH
THE TRUST;		NUMBER OF
(TERM OF OFFICE	PRINCIPAL OCCUPATIONS	PORTFOLIOS IN
AND LENGTH OF	DURING THE PAST FIVE	FUND COMPLEX OVERSEEN BY
TIME SERVED1)	YEARS	THE TRUSTEE	OTHER DIRECTORSHIPS

Independent Trustees
Mariann Byerwalter 1960 Trustee (Trustee of Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	___	Board 1 — Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	___	Board 1 — Director, Gilead Sciences, Inc. Board 2 — Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals); Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	___	Board 1 — Director, Mission West Properties. Board 2 — Director, TOUSA. Board 3 — Director, Harris-Stratex Networks. Board 4 — Director, Globalstar, Inc. Board 5 — Director, Ditech Networks.

Gerald B. Smith 1950 Trustee (Trustee of Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	___	Board 1 — Lead Independent Director, Board of Cooper Industries. Board 2 — Director and Chairman of the Audit Committee, Oneok Partners LP. Board 3 — Director, Oneok, Inc.

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NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH
THE TRUST;		NUMBER OF
(TERM OF OFFICE	PRINCIPAL OCCUPATIONS	PORTFOLIOS IN FUND
AND LENGTH OF	DURING THE PAST FIVE	COMPLEX OVERSEEN BY
TIME SERVED1)	YEARS	THE TRUSTEE	OTHER DIRECTORSHIPS

Donald R. Stephens 1938 Trustee (Trustee of Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	___	None.

Joseph H. Wender 1944 Trustee (Trustee of Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008- present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	___	Board 1 — Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	___	None.

Interested Trustees
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation.

Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.;

	Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	___	Not Applicable.

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NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH
THE TRUST;		NUMBER OF
(TERM OF OFFICE	PRINCIPAL OCCUPATIONS	PORTFOLIOS IN FUND
AND LENGTH OF	DURING THE PAST FIVE	COMPLEX OVERSEEN BY
TIME SERVED1)	YEARS	THE TRUSTEE	OTHER DIRECTORSHIPS

Walter W. Bettinger II2 1960 Trustee (Trustee of Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank.

From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.

	Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	___	Not Applicable.

NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
SERVED3)	YEARS

OFFICERS
Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 — present); Executive Vice President, Charles Schwab & Co., Inc. (2002 — present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 — present).

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NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
SERVED3)	YEARS

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 — present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 — present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 — present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 — present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 — present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 — present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009-present);Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006-June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust(Aug. 2006-Dec. 2006).

Jeffrey M. Mortimer 1963 Senior Vice President and Chief Investment Officer — Equities and Fixed Income (Officer of Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 — present); President and Chief Executive Officer (2008 — present) and Chief Investment Officer (2006-present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 — present).

Catherine MacGregor 1964 Vice President (Officer of Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005-present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (March 2007-present) of Laudus Trust and Laudus Institutional Trust. Since 2009; Vice President of Schwab Strategic Trust (Oct. 2009-present).

Michael Haydel 1972 Vice President (Officer of Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004-present); Vice President (Sept. 2005-present), Anti-Money Laundering Officer (Oct. 2005-Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009-present).
Trustee Committees
The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:

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     • The Audit and Compliance Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit and Compliance Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors. This Committee is comprised of at least three Independent Trustees and currently has the following members: William A. Hasler (Chairman), Mariann Byerwalter and John F. Cogan. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met ___times during the most recent fiscal year.
     • The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of Trustees. The Governance Committee is also responsible for selecting and nominating candidates to serve as Trustees. The Governance Committee does not have a policy with respect to consideration of candidates for Trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Governance Committee would evaluate that candidate. This Committee is comprised of at least three Independent Trustees and currently has the following members: Michael W. Wilsey (Chairman), Mariann Byerwalter, John F. Cogan, and William A. Hasler. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met ___times during the most recent fiscal year.
     o The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the Funds’ investment advisers. This Committee is comprised of at least three Trustees (at least two-thirds of whom shall be Independent Trustees) and currently has the following members: Gerald B. Smith (Chairman), Donald R. Stephens, Joseph H. Wender, and Michael W. Wilsey. The charter directs that the Committee meet at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met ___times during the most recent fiscal year.
     o The Marketing, Distribution and Shareholder Servicing Committee reviews matters relating to the marketing of the Funds’ shares; oversees the quality and cost of shareholder services provided to the Trust and their shareholders pursuant to the shareholder servicing and/or administrative service plans; oversees the Trust’s distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders; and reviews new products and changes to existing products. This Committee is comprised of at least two Trustees (at least two-thirds of whom shall be Independent Trustees) and currently has the following members: Donald R. Stephens (Chairman), Gerald B. Smith, and Joseph H. Wender. The charter directs that the Committee meet at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met ___times during the most recent fiscal year.

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Trustee Compensation
The following table provides trustee compensation for the fiscal year ending December 31, 2009. Certain of this information is for the Fund Complex, which included ___funds as of December 31, 2009.

	($)	Pension or Retirement Benefits	($)
	Aggregate	Accrued as Part of Fund	Total Compensation from Fund
Name of Trustee	Compensation	Expenses	Complex

Interested Trustees
Charles R. Schwab	0	N/A	0
Walter Bettinger	0	N/A	0
Independent Trustees

Mariann Byerwalter	$	N/A	$
William A. Hasler	$	N/A	$
Gerald B. Smith	$	N/A	$
Donald R. Stephens	$	N/A	$
Michael W. Wilsey	$	N/A	$
John F. Cogan	$	N/A	$
Joseph H. Wender	$	N/A	$
For the fiscal year ending December 31, 2009, the Trust and Fund Complex paid consulting fees of $                     and $                    , respectively, to each of Robert G. Holmes and Donald F. Dorward, former Trustees of the Trust. Messrs. Holmes and Dorward retired from the Board of Trustees on December 31, 2007.
Securities Beneficially Owned by Each Trustee
The following tables provide each Trustee’s equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2009. As of December 31, 2009, the Family of Investment Companies included ___ funds.

Dollar Range of Trustee
Ownership of the Fund:
Aggregate Dollar Range
	Schwab	Schwab	Schwab	of Trustee Ownership in
	Money Market	Government	U.S. Treasury	the Family of Investment
Name of Trustee	Fund™	Money Fund™	Money Fund™	Companies

Interested Trustees
Charles R. Schwab	$	$	$	$
Walter W. Bettinger II	$	$	$	$

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Dollar Range of Trustee
Ownership of the Fund:
Aggregate Dollar Range
	Schwab	Schwab	Schwab	of Trustee Ownership in
	Money Market	Government	U.S. Treasury	the Family of Investment
Name of Trustee	Fund™	Money Fund™	Money Fund™	Companies

Independent Trustees
Mariann Byerwalter	$	$	$	$
William A. Hasler	$	$	$	$
Gerald B. Smith	$	$	$	$
Donald R. Stephens	$	$	$	$
Michael W. Wilsey	$	$	$	$
John F. Cogan	$	$	$	$
Joseph H. Wender	$	$	$	$

Dollar Range of Trustee
Ownership of the Fund:
			Schwab	Aggregate Dollar Range of
		Schwab Value	Retirement	Trustee Ownership in the
	Schwab Investor	Advantage Money	Advantage	Family of Investment
Name of Trustee	Money Fund®	Fund®	Money Fund®	Companies

Interested Trustees
Charles R. Schwab	$	$	$	$
Walter W. Bettinger II	$	$	$	$
Independent Trustees	$	$	$	$
Mariann Byerwalter	$	$	$	$
William A. Hasler	$	$	$	$
Gerald B. Smith	$	$	$	$
Donald R. Stephens	$	$	$	$
Michael W. Wilsey	$	$	$	$
John F. Cogan	$	$	$	$
Joseph H. Wender	$	$	$	$

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Dollar Range of Trustee
Ownership of the Fund:
Aggregate Dollar Range
of Trustee Ownership in
	Schwab Advisor	Schwab Cash		the Family of Investment
Name of Trustee	Cash Reserves®	Reserves™		Companies

Interested Trustees
Charles R. Schwab	$	$	$	$
Walter W. Bettinger II	$	$	$	$
Independent Trustees
Mariann Byerwalter	$	$	$	$
William A. Hasler	$	$	$	$
Gerald B. Smith	$	$	$	$
Donald R. Stephens	$	$	$	$
Michael W. Wilsey	$	$	$	$
John F. Cogan	$	$	$	$
Joseph H. Wender	$	$	$	$
Deferred Compensation Plan
Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds® selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.
Code of Ethics
The funds, their investment adviser and Schwab have adopted a Code of Ethics (“Code”) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Except as set forth below, each of the trustees and executive officers of the fund, and collectively as a group, own less than 1% of the outstanding voting securities of each of the funds of the Trust. As of April ___, 2010, Mr. Schwab owned ___% of the Schwab Value Advantage — Institutional Shares.
Persons who owned of record or beneficially more than 25% of a fund’s outstanding shares may be deemed to control the fund within the meaning of the 1940 Act. Shareholders controlling the fund

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could have the ability to vote a majority of the shares of the fund on any matter requiring the approval of shareholders of the fund.
As of April ___, 2010, the following represents persons or entities that owned more than 5% of the outstanding voting securities of any class of each fund:

—%

—%
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco, CA 94105, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust’s distributor and shareholder services paying agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.
Advisory Agreement
The continuation of a fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds’ investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund’s average daily net assets as described below.
First $1 billion — 0.35%
More than $1 billion but not exceeding $10 billion — 0.32%
More than $10 billion but not exceeding $20 billion — 0.30%
More than $20 billion but not exceeding $40 billion — 0.27%
More than $40 billion — 0.25%
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab Value Advantage Money Fund® paid net investment advisory fees of $92,485,000 (fees were reduced by $51,035,000),

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$108,186,000 (fees were reduced by $55,625,000) and $                     (fees were reduced by $                    ), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, the Schwab Money Market Fund™ paid net investment advisory fees of $61,083,000 (fees were reduced by $1,271,000), $44,486,000 (fees were reduced by $6,699,000) and $                     (fees were reduced by $                    ), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab Government Money Fund™ paid net investment advisory fees of $15,420,000 (fees were reduced by $347,000), $31,269,000 (fees were reduced by $2,643,000) and $                     (fees were reduced by $                    ), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab U.S. Treasury Money Fund™ paid net investment advisory fees of $9,155,000 (fees were reduced by $8,078,000), $29,560,000 (fees were reduced by $28,275,000) and $                     (fees were reduced by $                    ), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab Retirement Advantage Money Fund® paid net investment advisory fees of $1,680,000 (fees were reduced by $1,083,000, $1,951,000 (fees were reduced by $1,120,000) and $                     (fees were reduced by $                    ), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab Investor Money Fund® paid net investment advisory fees of $5,741,000 (fees were reduced by $86,000), $7,322,000 (fees were reduced by $595,000) and $                     (fees were reduced by $                    ), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab Cash Reserves™ paid net investment advisory fees of $50,462,000 (fees were reduced by $12,825,000), $63,801,000 (fees were reduced by $22,051,000), and $                     (fees were reduced by $                    ), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab Advisor Cash Reserves® paid net investment advisory fees of $38,227,000 (fees were reduced by $17,383,000), $45,416,000 (fees were reduced by $23,320,000), and $                     (fees were reduced by $                    ), respectively.
Schwab and the investment adviser have agreed to limit the Schwab Money Market Fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Schwab and the investment adviser have agreed to limit the Schwab Government Money Fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Schwab and the investment adviser have agreed to limit the Schwab U.S. Treasury Money Fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to ___% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Schwab and the investment adviser have agreed to limit the Schwab Retirement Advantage Money Fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% through (month/date/year).

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Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund® — Investor Shares’ total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund® - Select Shares’ total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% through (month/date/year).
Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund - Institutional Shares’ total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% through (month/date/year).
Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund- Institutional Prime Shares’ total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% through (month/date/year).
Schwab and the investment adviser have agreed to limit the Schwab Advisor Cash Reserves® — Sweep Shares’ and Premier Sweep Shares’ total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% and ___%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Schwab and the investment adviser have agreed to limit the Schwab Cash Reserves total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
An expense cap, where applicable, is not intended to cover all fund expenses, and a fund’s expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.
In addition, Schwab and the investment adviser also may waive and/or reimburse expenses in excess of their current fee waivers and reimbursement commitments, if applicable, to the extent necessary to maintain a positive net yield for each fund and/or share class. Under an agreement with the funds, Schwab and the investment adviser may recapture from the fund’s and/or share class’s net assets any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment.
Distributor
Pursuant to an Amended and Restated Distribution Agreement between Schwab and the Trust, Schwab is the principal underwriter for shares of the funds and is the Trust’s agent for the purpose of the continuous offering of the funds’ shares. The funds pay for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described

26

materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.
Shareholder Servicing and Sweep Administration Plan
The Trust’s Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds of the Trust. The Plan enables the funds to bear expenses relating to the provision by service providers, including Schwab, of certain shareholder services to the current shareholders of the funds. The Trust has appointed Schwab to act as its shareholder servicing fee paying agent under the Plan for the purpose of making payments to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. Pursuant to the Plan, each of the funds is subject to an annual shareholder servicing fee, up to the amount set forth below:

Shareholder
Fund	Servicing Fee
Schwab Investor Money Fund	0.25%
Schwab Money Market Fund — Sweep Shares	0.25%
Schwab Retirement Advantage Money Fund	0.22%
Schwab Government Money Fund — Sweep Shares	0.25%
Schwab U.S. Treasury Money Fund — Sweep Shares	0.25%
Schwab Value Advantage Money Fund — Investor Shares	0.25%
Schwab Value Advantage Money Fund — Select Shares	0.15%
Schwab Value Advantage Money Fund — Institutional Shares	0.04%
Schwab Value Advantage Money Fund — Institutional Prime Shares	0.02%
Schwab Advisor Cash Reserves — Sweep Shares	0.25%
Schwab Advisor Cash Reserves — Premier Sweep Shares	0.25%
Schwab Cash Reserves — Sweep Shares	0.25%
Pursuant to the Plan, the funds (or Schwab as paying agent) may pay Schwab or service providers that, pursuant to written agreements with Schwab, provide certain account maintenance, customer liaison and shareholder services to fund shareholders. Schwab and the other service providers may provide fund shareholders with the following shareholder services, among other shareholder services: (i) maintaining records for shareholders that hold shares of a fund; (ii) communicating with shareholders, including the mailing of regular statements and confirmation statements, distributing fund-related materials, mailing prospectuses and reports to shareholders, and responding to shareholder inquiries; (iii) communicating and processing shareholder purchase, redemption and exchange orders; (iv) communicating mergers, splits or other reorganization activities to fund shareholders; and (v) preparing and filing tax information, returns and reports.
The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

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Pursuant to the Plan, certain funds may pay Schwab for certain administration services it provides to fund shareholders invested in the Sweep Shares and Premier Sweep Shares of such funds. Schwab may provide fund shareholders with the following sweep administration services, among other sweep administration services: processing of automatic purchases and redemptions. Pursuant to the Plan, each of these funds is subject to an annual sweep administration fee, up to the amount set forth below:

Fund	Sweep Administration Fee
Schwab Money Market Fund — Sweep Shares	0.15%
Schwab Government Money Fund — Sweep Shares	0.15%
Schwab U.S. Treasury Money Fund — Sweep Shares	0.15%
Schwab Advisor Cash Reserves — Sweep Shares	0.15%
Schwab Advisor Cash Reserves — Premier Sweep Shares	0.15%
Schwab Cash Reserves — Sweep Shares	0.15%
The sweep administration fee paid to Schwab is calculated at the annual rate set forth in the chart above and is based on the average daily net asset value of the fund (or class) shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab.
The Plan shall continue in effect for a fund for so long as its continuance is specifically approved at least annually by a vote of the majority of both (i) the Board of Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the “Qualified Trustees”). The Plan requires that Schwab or any person authorized to direct the disposition of monies paid or payable by the funds pursuant to the Plan furnish quarterly written reports of amounts spent under the Plan and the purposes of such expenditures to the Board of Trustees of the Trust for review. All material amendments to the Plan must be approved by votes of the majority of both (i) the Board of Trustees and (ii) the Qualified Trustees.
Transfer Agent
Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171, serves as the funds’ transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
Custodian and Fund Accountant
State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as custodian and fund accountant for the funds.
The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund’s transactions.
Independent Registered Public Accounting Firm
The funds’ independent registered public accounting firm,                                         , audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports

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and each fund’s federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is                     . Each fund’s audited financial statements for the fiscal year ended December 31, 2009 are included in the fund’s annual report that is supplied with the SAI.
Legal Counsel
Morgan, Lewis & Bockius LLP serves as counsel to the Trust.
Other Expenses
The funds pay other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund’s relative net assets at the time the expense is incurred.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds’ portfolio turnover rate for reporting purposes is expected to be near zero.
Portfolio Holdings Disclosure
The funds’ Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds’ portfolio holdings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the fund’s policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” (as defined below) of the fund’s portfolio holdings information.
A complete list of each fund’s portfolio holdings is published on the Schwab Funds® website at                                          , under “Prospectus and Reports”, typically 60-80 days after the end of each fund’s fiscal quarter. The portfolio holdings information available on the Schwab Funds’ website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. The information on the website is publicly available to all categories of persons.
From time to time, a fund may disclose its full portfolio holdings, the concentration of its portfolio holdings, a sampling of select portfolio holdings, or the fund’s assets under management on the SchwabFunds’ website at                                          . A fund will disclose such information to the

29

extent that the fund deems the information to be of interest to fund shareholders in light of developments in the financial markets or otherwise. This information will be made publicly available on the website to all categories of persons, and is typically disclosed subject to a 2 to 3 business day lag. Shareholders are advised to check the SchwabFunds’ website at                                          from time to time to access this information as it is made available.
Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information (“early disclosure”). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund’s shareholders and fund’s adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.
In addition, the funds’ service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider’s contract with the trust or by the nature of its relationship with the trust.
The funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization. Under its arrangement with the funds, iMoneyNet receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a 1 business day lag. In addition, iMoneyNet receives monthly dividend reports summarizing the previous 13 months of fund dividends and monthly expense and asset reports, each subject to a 1 month lag.
iMoneyNet receives this information for disclosure to its subscribers subject to a confidentiality agreement, which imposes the following conditions on iMoneyNet’s use of such information: (i) iMoneyNet, or any of its employees, must not trade on the non-public information iMoneyNet receives; (ii) iMoneyNet must safeguard, protect and keep secret the non-public information; (iii) iMoneyNet is limited in the information that it may disclose to third parties prior to public disclosure of the information; and (iv) iMoneyNet must notify the funds or CSIM in writing of any unauthorized, negligent or inadvertent use or disclosure of the information.
The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases

30

commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis includes, but is not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of a fund.
Portfolio Transactions
Each of the funds paid no brokerage commissions during the last three fiscal years.
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and/or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.
The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.
The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral

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advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among brokerage dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.
The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

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Proxy Voting
The Board of Trustees of the Trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The Trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds® portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in Appendix B.
The Trust is required to disclose annually a fund’s complete proxy voting record on Form N-PX. A fund’s proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab Funds’ website at                                          . A fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.
Regular Broker-Dealers
Each fund’s regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund’s shares. During the fiscal year ended December 31, 2009, certain of the funds purchased securities issued by their respective regular broker-dealers, as indicated below:
[Table will be inserted below]
DESCRIPTION OF THE TRUST
Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.
The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an

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investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.
As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS
Purchasing and Redeeming Shares of the Funds
The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and the following federal holiday observances: Columbus Day and Veterans Day. The NYSE’s trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE’s trading sessions close early. The following NYSE holiday closings are currently scheduled for 2010 New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds’ transfer agent.
As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.
Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.
The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund’s minimum

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initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.
Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.
Exchanging Shares of the Funds
Shares of any Schwab Funds®, including any class of shares, may be sold and the shares of any other Schwab Funds or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, “an exchange order,” which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement. Notwithstanding anything herein to the contrary, there are no exchange privileges for Schwab Value Advantage Money Fund® — Institutional Prime Shares® purchased directly from the fund.
The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund’s operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.
Pricing of Shares
Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund’s investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds’ Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.
The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder’s interest.

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If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund’s $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.
If a fund’s NAV calculated using market values declined, or was expected to decline, below a fund’s $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund’s $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund’s NAV calculated using market values were to increase, or were anticipated to increase above a fund’s $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain a fund’s $1.00 NAV.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed to shareholders describing each fund’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.
TAXATION
Federal Tax Information for the Funds
This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
It is each fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.
Each fund is treated as a separate entity for federal income tax purposes and is not combined with the trust’s other funds. Each fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to

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its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a fund to satisfy the requirements for qualification as a RIC.
A fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.
With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any interest payments on such obligations during that period. Because each fund distributes all of its net investment income to its shareholders, a fund may have to sell fund securities to distribute such imputed income which may occur at a time when the adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
Federal Income Tax Information for Shareholders
The discussion of federal income taxation presented below supplements the discussion in the funds’ prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.
On each business day that the NAV of a fund is determined, such fund’s net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders

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of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.
Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.
Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.
The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions. For example, some states do not extend this exemption to distributions paid to shareholders from earning on certain U.S. government agencies, such as Freddie Mac and Fannie Mae.
A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.
Because the taxable portion of a fund’s investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.
The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sales of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.

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Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that dividends with respect to a fund’s taxable year beginning after December 31, 2004 and not beginning after December 31, 2009 are not subject to U.S. withholding tax if, subject to certain exceptions, such dividends qualify as interest-related dividends or as short-term capital gain dividends. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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APPENDIX A — RATINGS OF INVESTMENT SECURITIES
COMMERCIAL PAPER
Moody’s Investors Service
Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.
Standard & Poor’s Corporation
An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
Fitch, Inc.
F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.
SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
Moody’s Investors Service
Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.
Standard & Poor’s Corporation
An S&P SP-1 rating indicates that the subject securities’ issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P’s determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

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Appendix B
APPENDIX B – DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES
Charles Schwab Investment Management, Inc.
The Charles Schwab Family of Funds
Schwab Investments
Schwab Capital Trust
Schwab Annuity Portfolios
Laudus Trust
Laudus Institutional Trust
Proxy Voting Policy and Procedures
As of March 2009
Charles Schwab Investment Management (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Legal, and Portfolio Management Departments, and chaired by CSIM’s Vice President-Portfolio Operations & Analytics. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the “CSIM Proxy Procedures”) pertain to all of CSIM’s clients.
The Boards of Trustees (the “Trustees”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the “Funds” or “Schwab Funds”) have delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. In addition, the Boards of Trustees (the “Trustees”) of Laudus Trust and Laudus Institutional Trust (collectively, the “Funds” or “Laudus Funds”) have delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds and Laudus Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds and Laudus Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.
To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services, acquired by RiskMetrics Group (“RMG”), as an expert in the proxy voting and corporate governance area. The services provided by RMG include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Glass Lewis & Co. (“Glass Lewis”), as an additional expert in proxy voting, to assist CSIM in voting proxies of limited partnerships. Glass Lewis is an independent provider of global proxy research and voting recommendations.
Proxy Voting Policy
For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM’s policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM’s clients. In furtherance of this policy, the Proxy Committee has received and reviewed RMG’s written proxy voting policies and procedures (“RMG’s Proxy Procedures”) and has determined that RMG’s Proxy Procedures, with the exception noted below,

Appendix B
are consistent with the CSIM Proxy Procedures and CSIM’s fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to RMG’s Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM’s fiduciary duty with respect to its clients.
Except under each of the circumstances described below, the Proxy Committee will delegate to RMG responsibility for voting proxies, including timely submission of votes, on behalf of CSIM’s clients in accordance with RMG’s Proxy Procedures.
     RMG’s Proxy Procedures are not intended to cover proxies of limited partnerships (“LP Proxies”), and accordingly RMG does not provide analysis or voting recommendations for LP Proxies. To assist in its responsibility for voting LP Proxies, the Proxy Committee has received and reviewed Glass Lewis’s written proxy policy guidelines (“Glass Lewis’s Proxy Procedures”) and has determined that Glass Lewis’s Proxy Procedures are consistent with CSIM Proxy Procedures and CSIM’s fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to Glass Lewis’s Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM’s fiduciary duty with respect to its clients. In general, the Proxy Committee or its designee will instruct RMG to vote an LP Proxy consistent with the recommendation provided by Glass Lewis in accordance with Glass Lewis’s Proxy Procedures.
     For proxy issues, including LP Proxy issues, that are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of RMG or Glass Lewis, as applicable. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company’s industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct RMG to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.
     With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., “echo vote”), unless otherwise required by law. When required by law, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Schwab Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to “echo vote,” the Proxy Committee will delegate to RMG responsibility for voting proxies of an unaffiliated mutual fund in accordance with RMG’s Proxy Procedures.
     With respect to shareholder proposals requiring that a company chairman’s position be filled by an independent director, the Proxy Committee has instructed RMG to vote against such proposals unless the company does not meet RMG’s 2008 performance hurdle. A company fails to meet the performance hurdle if its total shareholder returns relative to industry peers and the appropriate broad market index are in the bottom 5% for the one-year and three-year periods. In cases where a company fails to meet the performance hurdle, the Proxy Committee has instructed RMG to vote for shareholder proposals requiring that the chairman’s position be filled by an independent director.

Appendix B
     In addition to RMG not providing analyses or recommendations for LP Proxies, there may be other circumstances in which RMG does not provide an analysis or recommendation for voting a security’s proxy. In that event, and when the following criteria are met, two members of the Proxy Committee, including at least one representative from equity Portfolio Management, may decide how to vote such proxy in order to maximize the value of that particular holding. The following criteria must be met: (1) For each Fund that holds the security in its portfolio, the value of the security must represent less than one tenth of one cent in the Fund’s NAV, and (2) the security’s value must equal less than $50,000 in the aggregate across all of the Funds and separate accounts that hold this security. Any voting decision made under these circumstances will be reported to the Proxy Committee at its next scheduled meeting.
     Conflicts of Interest. Except as described above for proxies of mutual funds and shareholder proposals requiring that the chairman’s position be filled by an independent director, where proxy issues present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, CSIM will delegate to RMG responsibility for voting such proxies in accordance with RMG’s Proxy Procedures, or, in the case of LP Proxies, in accordance with Glass Lewis’s recommendations as provided to RMG. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.
     Voting Foreign Proxies. CSIM has arrangements with RMG for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
o	proxy statements and ballots written in a foreign language;

o	untimely and/or inadequate notice of shareholder meetings;

o	restrictions of foreigner’s ability to exercise votes;

o	requirements to vote proxies in person;

o	requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, RMG uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time in proximity to the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs RMG not to vote such foreign proxies.
     Securities Lending Programs. Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer’s annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM’s policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material.

Appendix B
     Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies’ or other clients’ securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to ensure that each Sub-adviser’s proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.
Reporting and Record Retention
CSIM will maintain, or cause RMG to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

Appendix B
U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
January 15, 2009
Copyright © 2009 by RiskMetrics Group.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.
Risk Management | RiskMetrics Labs | ISS Governance Services | Financial Research & Analysis
www.riskmetrics.com

Appendix B

RiskMetrics Group	www.riskmetrics.com
1. Operational Items:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors:
Voting on Director1 Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD2 from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

[1]	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

[2]	In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

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Appendix B

RiskMetrics Group	www.riskmetrics.com
–	Degree to which absences were due to an unavoidable conflict;

–	Pattern of absenteeism; and

–	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

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Appendix B

RiskMetrics Group	www.riskmetrics.com
Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);
The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
–	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

–	serves as liaison between the chairman and the independent directors;

–	approves information sent to the board;

–	approves meeting agendas for the board;

–	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

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Appendix B

RiskMetrics Group	www.riskmetrics.com
–	has the authority to call meetings of the independent directors;

–	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
–	Egregious compensation practices;

–	Multiple related-party transactions or other issues putting director independence at risk;

–	Corporate and/or management scandals;

–	Excessive problematic corporate governance provisions; or

–	Flagrant board or management actions with potential or realized negative impact on shareholders.
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.
Performance/Governance Evaluation for Directors
Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.
If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

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Appendix B

RiskMetrics Group	www.riskmetrics.com
3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

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Appendix B

RiskMetrics Group	www.riskmetrics.com
•	The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.
In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

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Appendix B

RiskMetrics Group	www.riskmetrics.com
•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

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RiskMetrics Group	www.riskmetrics.com
Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.
Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

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Appendix B

RiskMetrics Group	www.riskmetrics.com
The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:
•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:
–	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

–	Reimbursement of income taxes on executive perquisites or other payments;

–	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
•	Egregious pension/SERP (supplemental executive retirement plan) payouts:
–	Inclusion of additional years of service not worked that result in significant payouts;

–	Inclusion of performance-based equity awards in the pension calculation;
•	New CEO with overly generous new hire package:
–	Excessive “make whole” provisions;

–	Any of the poor pay practices listed in this policy;
•	Excessive severance and/or change in control provisions:
–	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

–	Payments upon an executive’s termination in connection with performance failure;

–	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

–	New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

–	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

–	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

–	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

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RiskMetrics Group	www.riskmetrics.com
–	Unclear explanation of how the CEO is involved in the pay setting process;

–	Retrospective performance targets and methodology not discussed;

–	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
–	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);
•	Other excessive compensation payouts or poor pay practices at the company.
Other Compensation Proposals and Policies
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.
For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•	Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).
Employee Stock Purchase Plans — Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

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•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Other Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the

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continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
–	Rigorous stock ownership guidelines, or

–	A holding period requirement coupled with a significant long-term ownership requirement, or

–	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

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•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

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Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.
Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

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•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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2009 International Proxy Voting Guidelines Summary
January 15, 2009

Copyright © 2009 by RiskMetrics Group.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.
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www.riskmetrics.com

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RiskMetrics
2009 International Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2009
Updated Jan. 15, 2009
The following is a condensed version of the general policies for voting non-U.S. proxies contained in the RiskMetrics (“RMG”) Proxy Voting Manual. In addition, RMG has country- and market-specific policies, which are not captured below.

1. OPERATIONAL ITEMS	4
Financial Results/Director and Auditor Reports	4
Appointment of Auditors and Auditor Fees	4
Appointment of Internal Statutory Auditors	4
Allocation of Income	4
Stock (Scrip) Dividend Alternative	4
Amendments to Articles of Association	4
Change in Company Fiscal Term	5
Lower Disclosure Threshold for Stock Ownership	5
Amend Quorum Requirements	5
Transact Other Business	5

2. BOARD OF DIRECTORS	6
Director Elections	6
RMG Classification of Directors — International Policy 2009	7
Discharge of Directors	8
Director Compensation	8
Director, Officer, and Auditor Indemnification and Liability Provisions	8
Board Structure	8

3. CAPITAL STRUCTURE	9
Share Issuance Requests	9
Increases in Authorized Capital	9
Reduction of Capital	9
Capital Structures	9
Preferred Stock	9
Debt Issuance Requests	10
Pledging of Assets for Debt	10
Increase in Borrowing Powers	10
Share Repurchase Plans	10
Reissuance of Repurchased Shares	11
Capitalization of Reserves for Bonus Issues/Increase in Par Value	11

4. OTHER	12
Reorganizations/Restructurings	12
Mergers and Acquisitions	12
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Mandatory Takeover Bid Waivers	12
Reincorporation Proposals	12
Expansion of Business Activities	12
Related-Party Transactions	12
Compensation Plans	13
Antitakeover Mechanisms	13
Shareholder Proposals	13
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1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
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Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
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2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
[Please see the International Classification of Directors on the following page.]
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RMG Classification of Directors — International Policy 2009

Executive Director
• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);
• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
• Relative[1] of a current employee of the company or its affiliates;
• Relative[1] of a former executive of the company or its affiliates;
• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
• Founder/co-founder/member of founding family but not currently an employee;
• Former executive (5 year cooling off period);
• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
Independent NED
• No material[5] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of RMG director independence classification, “material” will be defined as a standard of relationship
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financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
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3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
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Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.
For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case
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based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
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4. Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
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Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.
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Appendix B
US
Proxy Paper Policy Guidelines
An Overview of the Glass Lewis Approach to
Proxy Advice for U.S. companies for 2009

Appendix B
I. Election of Directors
Board of Directors
Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.
Board Composition
We look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.
We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.
We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the five years prior to the inquiry are usually considered to be “current” for purposes of this test.
In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 25% or more of the company’s voting stock.

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Appendix B
We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.
Although we typically vote for the election of directors, we will recommend voting against directors (or withholding where applicable, here and following) for the following reasons:
•	A director who attends less than 75% of the board and applicable committee meetings.

•	A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).

•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

•	All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.
We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:
•	CFO who presently sits on the board.

•	Director who presently sits on an excessive number of boards

•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

•	Director with an interlocking directorship.
Board Committee Composition
All key committees including audit, compensation, governance, and nominating committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders. We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.
Review of the Compensation Discussion and Analysis Report

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Appendix B
We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. In our evaluation of the CD&A, we examine, among other factors, the extent to which the company has used performance goals in determining overall compensation, how well the company has disclosed performance metrics and goals and the extent to which the performance metrics, targets and goals are implemented to enhance company performance. We would recommend voting against the chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.
Review of Risk Management Controls
We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.
Separation of the roles of Chairman and CEO
Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.
We view an independent chairman as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

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Appendix B
We do not recommend voting against CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.
In the absence of an independent chairman, we support the appointment of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.
Majority Voting for the Election of Directors
Glass Lewis will generally support proposals calling for the election of directors by a majority vote in place of plurality voting. If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.
Classified Boards
Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.
Mutual Fund Boards
Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund’s adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, the following differences from the guidelines at operating companies apply at mutual funds:
1.	We believe three-fourths of the boards of investment companies should be made up of independent directors, a stricter standard than the two-thirds independence standard we employ at operating companies.

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Appendix B
2.	We recommend voting against the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund is the same person and the fund does not have an independent lead or presiding director.
II. Financial Reporting
Auditor Ratification
We believe that role of the auditor is crucial in protecting shareholder value. In our view, shareholders should demand the services of objective and well-qualified auditors at every company in which they hold an interest. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.
Glass Lewis generally supports management’s recommendation regarding the selection of an auditor. However, we recommend voting against the ratification of auditors for the following reasons:
•	When audit fees added to audit-related fees total less than one-third of total fees.

•	When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.

•	When the company has poor disclosure or lack of transparency in financial statements.

•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.

•	When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Auditor Rotation
We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).
Pension Accounting Issues

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Appendix B
Proxy proposals sometimes raise the question as to whether pension accounting should have an effect on the company’s net income and therefore be reflected in the performance of the business for purposes of calculating payments to executives. It is our view that pension credits should not be included in measuring income used to award performance-based compensation. Many of the assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income.
III. Compensation
Equity Based Compensation Plans
Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.
We evaluate option plans based on ten overarching principles:
•	Companies should seek additional shares only when needed.

•	The number of shares requested should be small enough that companies need shareholder approval every three to four years (or more frequently).

•	If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.

•	Annual net share count and voting power dilution should be limited.

•	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.

•	The expected annual cost of the plan should be proportional to the value of the business.

•	The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.

•	Plans should deliver value on a per-employee basis when compared with programs at peer companies.

•	Plans should not permit re-pricing of stock options.
Option Exchanges

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Appendix B
Option exchanges are reviewed on a case-by-case basis, although they are approached with great skepticism. Repricing is tantamount to a re-trade. We will support a repricing only if the following conditions are true:
•	Officers and board members do not participate in the program.

•	The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude.

•	The exchange is value neutral or value creative to shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs.

•	Management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.
Performance Based Options
We generally recommend that shareholders vote in favor of performance-based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.
Linking Pay with Performance
Executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis grades companies on an A to F scale based on our analysis of executive compensation relative to performance and that of the company’s peers and will recommend voting against the election of compensation committee members at companies that receive a grade of F.
Director Compensation Plans
Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals.
Advisory Votes on Compensation

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Appendix B
We closely review companies’ compensation practices and disclosure as outlined in their CD&As and other company filings to evaluate management-submitted advisory compensation vote proposals. In evaluating these non-binding proposals, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of compensation in comparison to company performance and that of its peers. Glass Lewis will generally recommend voting in favor of shareholder proposals to allow shareholders an advisory vote on compensation.
Limits on Executive Compensation
Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue.
Limits on Executive Stock Options
We favor the grant of options to executives. Options are a very important component of compensation packages designed to attract and retain experienced executives and other key employees. Tying a portion of an executive’s compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically vote against caps on executive stock options.
IV. Governance Structure
Anti-Takeover Measures
Poison Pills (Shareholder Rights Plans)
Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.
We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and

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Appendix B
accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.
In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.
Right of Shareholders to Call a Special Meeting
We will vote in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.
Shareholder Action by Written Consent
We will vote in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.
Authorized Shares
Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:
1.	Stock split

2.	Shareholder defenses

3.	Financing for acquisitions

4.	Financing for operations
Unless we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend in favor of the authorization of additional shares.
Voting Structure

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Appendix B
Cumulative Voting
Glass Lewis will vote for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting generally operates as a safeguard for by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board.
Supermajority Vote Requirements
Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.
Shareholder Proposals
Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.

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STATEMENT OF ADDITIONAL INFORMATION
SCHWAB MUNICIPAL MONEY FUNDS

Schwab Municipal Money Fund™:	Schwab Pennsylvania Municipal Money Fund™:
Select Shares: SWLXX	Sweep Shares: SWEXX
Institutional Shares: SWOXX
Value Advantage Shares: SWTXX
Sweep Shares: SWXXX

Schwab California Municipal Money Fund™:	Schwab Massachusetts AMT Tax-Free Money Fund™
Value Advantage Shares: SWKXX	Sweep Shares: SWDXX
Sweep Shares: SWCXX

Schwab New York AMT Tax-Free Money Fund™:	Schwab AMT Tax-Free Money Fund™
Value Advantage Shares: SWYXX	Value Advantage Shares: SWWXX
Sweep Shares: SWNXX	Sweep Shares: SWFXX

Schwab New Jersey AMT Tax-Free Money Fund™:	Schwab California AMT Tax-Free Money Fund™
Sweep Shares: SWJXX	Value Advantage Shares: SNKXX
April __, 2010
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund’s prospectus dated April ___, 2010 (as amended from time to time).
To obtain a free copy of any of the prospectuses, please contact Schwab Funds® at 1-800-435-4000. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at:                                          .
Each fund is a series of The Charles Schwab Family of Funds (the “Trust” or “CSFF”). The Trust and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the “Schwab Funds.”
The funds’ audited financial statements from the funds’ annual reports for the fiscal year ended December 31, 2009, are incorporated by reference into this SAI. A copy of a fund’s 2009 annual report is delivered with the SAI.

Page
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS
MANAGEMENT OF THE FUNDS
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
BROKERAGE ALLOCATION AND OTHER PRACTICES
DESCRIPTION OF THE TRUST
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS
TAXATION
APPENDIX A — RATINGS OF INVESTMENT SECURITIES
APPENDIX B — DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

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REG38785 — 10
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS
Investment Objectives
Schwab Municipal Money Fund™ seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal income tax.
Schwab California Municipal Money Fund™ seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and California personal income tax.
Schwab New York AMT Tax-Free Money Fund™ seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New York State and local income tax.
Schwab New Jersey AMT Tax-Free Money Fund™ seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New Jersey gross income tax.
Schwab Pennsylvania Municipal Money Fund™ seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Pennsylvania personal income tax.
Schwab AMT Tax-Free Money Fund seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity.
Schwab Massachusetts AMT Tax-Free Money Fund™ seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Massachusetts personal income tax.
Schwab California AMT Tax-Free Money Fund™ seeks the highest current income exempt from federal and California personal income tax that is consistent with stability of capital and liquidity.
Each fund’s investment objective may be changed only by a vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund. There is no guarantee the funds will achieve their objectives.
The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), as that Rule may be amended from time to time. The Rule’s key provisions govern the maturity, quality and diversification of money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.
The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other

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asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund’s acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.
Investment Strategies
Schwab Municipal Money Fund™ (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.
Schwab California Municipal Money Fund™ (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from California issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.
Schwab New York AMT Tax-Free Money Fund™ (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York State personal income tax, including the federal alternative minimum tax (“AMT”). This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.
Schwab New Jersey AMT Tax-Free Money Fund™ (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from New Jersey issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax, including the AMT. The fund does not currently intend to invest in any securities whose interest is subject to AMT. This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.
Schwab Pennsylvania Municipal Money Fund™ (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from Pennsylvania issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of

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the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.
Schwab AMT Tax-Free Money Fund™ (a national municipal money fund) seeks to achieve its investment objective by investing in money market securities from states and municipal agencies around the country and from U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the AMT. This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets means net assets plus any borrowings for investment purposes. The fund does not currently intend to invest in any securities whose interest is subject to AMT.
Schwab Massachusetts AMT Tax-Free Money Fund™ (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from Massachusetts issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax, including the AMT. The fund does not currently intend to invest in any securities whose interest is subject to AMT. This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.
Schwab California AMT Tax-Free Money Fund™ (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from California issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the AMT, and California personal income tax. This policy may only be changed with shareholder approval. For purposes of this policy, net assets means net assets plus any borrowings for investment purposes. The fund does not currently intend to invest in any securities whose interest is subject to AMT.
Investment Securities and Risks
Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.
Borrowing may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).
Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of

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oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. Each fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. To the extent a fund invests a substantial portion of its assets in private activity bond and municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal risk.
Credit and Liquidity Supports or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the “principal”) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund, except the Schwab Municipal Money Fund™, Schwab California AMT Tax-Free Money Fund™ and the Schwab AMT Tax-Free Money Fund™, is a non-diversified mutual fund. Each fund follows the regulations set forth by the SEC in Rule 2a-7 that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. The Schwab Municipal Money Fund™ and Schwab AMT Tax-Free

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Money Fund may invest up to 25% of their assets in “first tier” securities of a single issuer for a period of up to three business days.
Foreign Securities involve additional risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.
Illiquid Securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
Interfund Borrowing and Lending. The SEC has granted an exemption to the Schwab Funds® that permits the funds to borrow money from and/or lend money to other Schwab Funds. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.
Maturity of Investments will generally be determined using the portfolio securities’ final maturity dates. However for certain securities, maturity may be deemed to be a shorter period, as permitted by

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Rules 2a-7. For a government security that is a variable rate security where the variable rate of interest is readjusted at least every 762 calendar days, the maturity is deemed to be equal to the period remaining until the next readjustment of the interest rate. A government security that is a floating rate security is deemed to have a maturity of one day. A short-term variable rate security is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A long-term variable rate security that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A short-term floating rate security is deemed to have a maturity of one day. A long-term floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to a demand, the notice period applicable to the demand for repurchase of the securities. A securities lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.
Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker’s acceptances, notes and time deposits.
Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.
Municipal Leases are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are generally subject to “nonappropriation risk,” which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.
Municipal Securities are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations (“municipal issuers”). These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.
Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds (“industrial development bonds” under prior law). These securities may be

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issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. The funds may also acquire and hold “conduit securities,” which are securities issued by a municipal issuer involving an arrangement or agreement with a person other than a municipal issuer to provide for, or secure repayment of, the securities. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.
Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.
Municipal securities generally are classified as “general obligation” or “revenue” and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.
Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality’s issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or “Ginnie Mae” (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.
The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.
The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior

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notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.
The investment adviser relies on the opinion of the issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is eligible, with respect to its validity and tax status, to be purchased by a fund.
The funds may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. The funds may invest in securities issued by single state or national closed-end municipal bond funds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. The Schwab AMT Tax-Free Money™, Schwab California AMT Tax-Free Money™, Schwab New York AMT Tax-Free Money™, Schwab New Jersey AMT Tax-Free Money™ and the Schwab Massachusetts AMT Tax-Free Money Fund™ will invest in variable rate demand securities issued by single state or national closed-end municipal bond funds only if it is anticipated that the interest on such securities will be exempt from the AMT. The variable rate demand securities will pay a variable dividend rate, determined weekly, typically through a remarketing process, and include a demand feature that provides a fund with a contractual right to tender the securities to a liquidity provider on at least seven (7) days notice. The funds will have the right to seek to enforce the liquidity provider’s contractual obligation to purchase the securities, but the funds could lose money if the liquidity provider fails to honor its obligation. The funds have no right to put the securities back to the closed-end municipal bond funds or demand payment or redemption directly from the closed-end municipal bond funds. Further, the variable rate demand securities are not freely transferable and, therefore, the funds may only transfer the securities to another investor in compliance with certain exemptions under the Securities Act of 1933 (the “1933 Act”), including Rule 144A.
A fund’s purchase of variable rate demand securities issued by closed-end municipal bond funds will be subject to the restrictions set forth in the 1940 Act regarding investments in other investment companies. Variable rate demand securities issued by closed-end municipal bond funds are considered “municipal money market securities” for purposes of each of the fund’s investment policy to invest at least 80% of its net assets in “municipal money market securities.”
Puts, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or “put provider.” When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.
Quality of Investments. Each fund follows regulations set forth by the SEC that dictate the quality requirements for investments by money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks

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and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.
Should a security’s high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.
Restricted Securities are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the 1933 Act and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.
Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund’s investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund’s portfolio may increase if buyers in that market become unwilling to purchase the securities.
Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds® an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab Fund may hold, provided that certain conditions are met. The conditions imposed by the SEC were designed to address certain abuses perceived to be associated with “funds of funds”, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.
State-Specific Municipal Money Funds are municipal money market funds that invest at least 80% of their net assets in securities that pay income that is exempt from federal taxes and the taxes of a particular state. These funds may invest primarily and generally predominately in municipal money

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market securities issued by or on behalf of one state or one state’s counties, municipalities, authorities or other subdivisions. They also may invest in securities issued by certain U.S. territories and possessions, such as Puerto Rico, that pay income that is exempt from federal and state income tax.
Securities of state-specific municipal funds are subject to the same general risks associated with other municipal funds’ securities. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For example, the ability of issuers to pay interest on, and repay principal of, municipal securities of a given state may be affected by: (1) amendments to the state’s Constitution and related statutes that limit the taxing and spending authority of the state’s government entities; (2) voter initiatives; (3) civil actions; (4) a wide variety of state laws and regulations; and (5) the general financial condition of the state. Accordingly, a fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.
Municipal securities that are payable only from the revenues derived from a particular facility may be adversely affected by a state’s laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal. For example, laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities may have the effect of reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured, in whole or in part, by a state governmentally created fund, may be adversely affected by state laws or regulations that restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of predicting (a) which specific municipal securities a state-specific municipal fund will invest in from time to time; and (b) the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations in a given state, it is not presently possible to determine the impact of such laws and regulations on the securities in which a state-specific municipal fund may invest or on the shares of the state-specific municipal fund.
In addition, the Trust cannot predict what legislation, if any, may be proposed in a state’s legislature in regards to the state personal income tax status of the interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal securities for investment by a fund and the value of the fund’s investments.
These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund’s investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.
Stripped Securities are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury. Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping; the custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. There are two types of stripped securities: coupon strips, which refer to the zero coupon bonds that are backed by the coupon payments; and principal strips, which are backed by the final repayments of principal.

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Unlike coupon strips, principal strips do not accrue a coupon payment. They are sold at a discounted price and accrete up to par. An investor in a principal strip would only need to pay capital gains tax on the principal strip.
The funds may invest in U.S. Treasury bonds that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest on zero coupon bonds is accrued and paid at maturity rather than during the term of the security. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but it is not actually received until maturity, a fund may have to sell other securities to pay accrued dividends prior to the maturity of the zero coupon obligation.
Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity of such securities. The discount reflects the current value of the deferred interest and is amortized as interest income over the life of the securities; it is taxable even though there is no cash return until maturity.
Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.
While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, i.e., the risk of subsequently investing the periodic interest payments at a lower rate than that of the security currently held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.
Temporary Defensive Investments. Under normal conditions, each fund does not intend to invest more than 20% of its net assets in securities whose interest is subject to federal income tax. With respect to the state-specific municipal money funds, the funds do not intend to invest, under normal conditions, more than 20% of their net assets in securities whose interest is subject to the respective state’s income taxes. Accordingly, each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. In addition, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes. For the Schwab AMT Tax-Free Money Fund™, Schwab California AMT Tax-Free Money Fund™, Schwab New York AMT Tax-Free Money Fund™, Schwab New Jersey AMT Tax-Free Money Fund™ and the Schwab Massachusetts AMT Tax-Free Money Fund™, under normal conditions, the funds do not currently intend to invest in any municipal securities whose interest is subject to the AMT. However, from time to time, as a temporary defensive measure or under abnormal market conditions, the funds may make temporary investments in securities whose interest is subject to federal income tax and in municipal securities whose interest is subject to the AMT.

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U.S. Government Securities. Many U.S. government securities are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a fund’s share price or yield to fall.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.
U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.
Variable and Floating Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust that also contains a liquidity facility. The trust issues two classes of receipts, one of which is a synthetic variable-rate demand obligation and one of which is an inverse-rate long-term obligation; each obligation represents a proportionate interest in the underlying bonds. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The synthetic variable-rate demand obligations, or floater receipts, grant the investors (floater holders) the right to require the liquidity provider to

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purchase the receipts at par, on a periodic (e.g., daily, weekly or monthly) basis. The trust receives the interest income paid by the issuer of the underlying bonds and, after paying fees to the trustee, remarketing agent and liquidity provider, the remaining income is paid to the floater holders based on the prevailing market rate set by the remarketing agent and the remaining (or inverse) amount is paid to the long-term investor. The trust is collapsed prior to the maturity of the bonds and the receipts holders may participate in any gain realized from the sale of the bonds at that time. In the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond, the liquidity facility provider may not be obligated to accept tendered floater receipts. In this event, the underlying bonds in the trust are priced for sale in the market and the proceeds are used to repay the floater and inverse receipt holders. If the receipts holders cannot be repaid in full from the sale of the underlying bonds then the bonds will be distributed to the receipts holders on a pro-rata basis, in which case the holders would anticipate a loss. Tender option bonds may be considered derivatives and are subject to the risk thereof.
The funds may invest in tender option bonds the interest on which will, in the opinion of bond counsel or counsel for the issuer of interests therein, be exempt from regular federal income tax. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund’s investment limitations.
Investment Limitations
The following investment limitations may be changed only by vote of a majority of each fund’s outstanding voting shares.
Each of Schwab Municipal Money Fund™, Schwab California Municipal Money Fund™ and Schwab New York AMT Tax-Free Money Fund™ may not:
(1)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)	Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(4)	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(6)	Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

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(7)	Purchase securities or make investments other than in accordance with investment objectives and policies.
Schwab California AMT Tax-Free Money Fund™ may not:
(1)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)	Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(4)	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(6)	Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
Schwab Municipal Money Fund™ and Schwab California AMT Tax-Free Money Fund may not:
(1)	Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
Each of Schwab New Jersey AMT Tax-Free Money Fund™, Schwab Pennsylvania Municipal Money Fund™, Schwab AMT Tax-Free Money Fund™ and Schwab Massachusetts AMT Tax-Free Money Fund™ may not:
(1)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(2)	Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(3)	Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

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(4)	Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(5)	Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(6)	Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
Schwab AMT Tax-Free Money Fund™ may not:
(1)	Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, provided, however, that the fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer’s outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2a-7 of the 1940 Act are deemed to satisfy the diversification requirements set forth above.
Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.
Concentration. The SEC presently defines concentration as investing 25% or more of a fund’s net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.
Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.
Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short

16

sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.
Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds’ Board of Trustees.
The following are non-fundamental investment policies and restrictions, and may be changed by the Board of Trustees.
Each fund may not:
(1)	Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(3)	Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(4)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(5)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(6)	Invest more than 10% of its net assets in illiquid securities.
(7)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
Schwab Municipal Money Fund™ may not:
(1)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its

17

total assets would be invested in any industry, group of industries or in any one state (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).
Schwab California Municipal Money Fund™, Schwab New York AMT Tax-Free Money Fund™, Schwab New Jersey AMT Tax-Free Money Fund™, Schwab Pennsylvania Municipal Money Fund™, Schwab AMT Tax-Free Money Fund™ , Schwab Massachusetts AMT Tax-Free Money Fund™ and Schwab California AMT Tax-Free Money Fund™ may not:
(1)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

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MANAGEMENT OF THE FUNDS
The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met ___times during the most recent fiscal year.
Certain trustees are “interested persons.” A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. (“CSIM”) or Charles Schwab & Co., Inc. (“Schwab”). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds’ investment adviser and distributor.
Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios. The Trust, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios and Schwab Strategic Trust are collectively referred to herein as the “Family of Investment Companies”, which as of December 31, 2009, included ___funds.
The tables below provide information about the trustees and officers for the Trust, which includes funds in this SAI. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Institutional Trust and Schwab Strategic Trust. As of December 31, 2009, the Fund Complex included ___funds. The address of each individual is 211 Main Street, San Francisco, California 94105.
Each officer’s and trustee’s principal occupations during the past five years, other directorships during the past five years and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH		NUMBER OF
THE TRUST;		PORTFOLIOS IN
(TERM OF OFFICE	PRINCIPAL OCCUPATIONS	FUND COMPLEX
AND LENGTH OF	DURING THE PAST FIVE	OVERSEEN BY
TIME SERVED1)	YEARS	THE TRUSTEE	OTHER DIRECTORSHIPS
Independent Trustees
Mariann Byerwalter 1960 Trustee (Trustee of Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	___	Board 1 — Director, Redwood Trust, Inc.

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NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH		NUMBER OF
THE TRUST;		PORTFOLIOS IN
(TERM OF OFFICE	PRINCIPAL OCCUPATIONS	FUND COMPLEX
AND LENGTH OF	DURING THE PAST FIVE	OVERSEEN BY
TIME SERVED1)	YEARS	THE TRUSTEE	OTHER DIRECTORSHIPS
John F. Cogan 1947 Trustee (Trustee of Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	___	Board 1 — Director, Gilead Sciences, Inc. Board 2 — Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals); Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	___	Board 1 — Director, Mission West Properties. Board 2 — Director, TOUSA. Board 3 — Director, Harris-Stratex Networks. Board 4 — Director, Globalstar, Inc. Board 5 — Director, Ditech Networks.

Gerald B. Smith 1950 Trustee (Trustee of Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	___	Board 1 — Lead Independent Director, Board of Cooper Industries. Board 2 — Director and Chairman of the Audit Committee, Oneok Partners LP. Board 3 — Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Charles Schwab Family of Funds since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	___	None.

Joseph H. Wender 1944 Trustee (Trustee of Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008- present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	___	Board 1 — Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

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NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH		NUMBER OF
THE TRUST;		PORTFOLIOS IN
(TERM OF OFFICE	PRINCIPAL OCCUPATIONS	FUND COMPLEX
AND LENGTH OF	DURING THE PAST FIVE	OVERSEEN BY
TIME SERVED1)	YEARS	THE TRUSTEE	OTHER DIRECTORSHIPS
Michael W. Wilsey 1943 Trustee (Trustee of Charles Schwab Family of Funds since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	___	None.
Interested Trustees
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation.	___	Not Applicable.

Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.;

Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.

Walter W. Bettinger II2 1960 Trustee (Trustee of Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank.	___	Not Applicable.

From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From

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NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH		NUMBER OF
THE TRUST;		PORTFOLIOS IN
(TERM OF OFFICE	PRINCIPAL OCCUPATIONS	FUND COMPLEX
AND LENGTH OF	DURING THE PAST FIVE	OVERSEEN BY
TIME SERVED1)	YEARS	THE TRUSTEE	OTHER DIRECTORSHIPS
2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.

Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.

NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
SERVED3)	YEARS
OFFICERS
Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 - present); Executive Vice President, Charles Schwab & Co., Inc. (2002 — present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 — present).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 - present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 — present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 — present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 — present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

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NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
SERVED3)	YEARS
Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 - present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 - present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009-present);Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006-June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust(Aug. 2006-Dec. 2006).

Jeffrey M. Mortimer 1963 Senior Vice President and Chief Investment Officer — Equities and Fixed Income (Officer of Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 — present); President and Chief Executive Officer (2008 - present) and Chief Investment Officer (2006-present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 — present).

Catherine MacGregor 1964 Vice President (Officer of Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005-present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (March 2007-present) of Laudus Trust and Laudus Institutional Trust. Since 2009; Vice President of Schwab Strategic Trust (Oct. 2009-present).

Michael Haydel 1972 Vice President (Officer of Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004-present); Vice President (Sept. 2005-present), Anti-Money Laundering Officer (Oct. 2005-Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009-present).
Trustee Committees
The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:
     • The Audit and Compliance Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit and Compliance Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors. This Committee is comprised of at least three Independent Trustees and currently has the following members: William A. Hasler (Chairman), Mariann Byerwalter and John F. Cogan. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met ___times during the most recent fiscal year.
     • The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the

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Board, and the training of Trustees. The Governance Committee is also responsible for selecting and nominating candidates to serve as Trustees. The Governance Committee does not have a policy with respect to consideration of candidates for Trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Governance Committee would evaluate that candidate. This Committee is comprised of at least three Independent Trustees and currently has the following members: Michael W. Wilsey (Chairman), Mariann Byerwalter, John F. Cogan, and William A. Hasler. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met      times during the most recent fiscal year.
     o The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the Funds’ investment advisers. This Committee is comprised of at least three Trustees (at least two-thirds of whom shall be Independent Trustees) and currently has the following members: Gerald B. Smith (Chairman), Donald R. Stephens, Joseph H. Wender, and Michael W. Wilsey. The charter directs that the Committee meet at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met ___times during the most recent fiscal year.
     o The Marketing, Distribution and Shareholder Servicing Committee reviews matters relating to the marketing of the Funds’ shares; oversees the quality and cost of shareholder services provided to the Trust and their shareholders pursuant to the shareholder servicing and/or administrative service plans; oversees the Trust’s distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders; and reviews new products and changes to existing products. This Committee is comprised of at least two Trustees (at least two-thirds of whom shall be Independent Trustees) and currently has the following members: Donald R. Stephens (Chairman), Gerald B. Smith, and Joseph H. Wender. The charter directs that the Committee meet at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met ___times during the most recent fiscal year.
Trustee Compensation
The following table provides trustee compensation for the fiscal year ending December 31, 2009. Certain of this information is for the Fund Complex, which included ___funds as of December 31, 2009.

Pension or
	($)	Retirement Benefits	($)
	Aggregate	Accrued as Part of Fund	Total Compensation from Fund
Name of Trustee	Compensation	Expenses	Complex

Interested Trustees

Charles R. Schwab	0	N/A	0

Walter Bettinger	0	N/A	0

Independent Trustees

Mariann Byerwalter	$	N/A	$

William A. Hasler	$	N/A	$

Gerald B. Smith	$	N/A	$

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Pension or
	($)	Retirement Benefits	($)
	Aggregate	Accrued as Part of Fund	Total Compensation from Fund
Name of Trustee	Compensation	Expenses	Complex

Donald R. Stephens	$	N/A	$

Michael W. Wilsey	$	N/A	$

John F. Cogan	$	N/A	$

Joseph H. Wender	$	N/A	$
For the fiscal year ending December 31, 2009, the Trust and Fund Complex paid consulting fees of $___and $___, respectively, to each of Robert G. Holmes and Donald F. Dorward, former Trustees of the Trust. Messrs. Holmes and Dorward retired from the Board of Trustees on December 31, 2007.
Securities Beneficially Owned by Each Trustee
The following tables provide each Trustee’s equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2009. As of December 31, 2009, the Family of Investment Companies included ___ funds.

Dollar Range of Trustee
Ownership of the Fund:

	Schwab	Schwab	Schwab New	Schwab New
	Municipal	California	York AMT Tax-	Jersey AMT	Aggregate Dollar Range of
	Money	Municipal	Free Money	Tax-Free Money	Trustee Ownership in the Family
Name of Trustee	Fund™	Money Fund™	Fund™	Fund™	of Investment Companies
Interested Trustees

Charles R. Schwab	$	$	$	$	$

Walter W. Bettinger II	$	$	$	$	$

Independent Trustees

Mariann Byerwalter	$	$	$	$	$

William A. Hasler	$	$	$	$	$

Gerald B. Smith	$	$	$	$	$

Donald R. Stephens	$	$	$	$	$

Michael W. Wilsey	$	$	$	$	$

John F. Cogan	$	$	$	$	$

Joseph H. Wender	$	$	$	$	$

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Dollar Range of Trustee
Ownership of the Fund:

	Schwab		Schwab		Aggregate Dollar Range of
	Pennsylvania	Schwab AMT	Massachusetts	Schwab California	Trustee Ownership in the
	Municipal Money	Tax-Free Money	AMT Tax-Free	AMT Tax-Free	Family of Investment
Name of Trustee	Fund™	Fund™	Money Fund™	Money Fund™	Companies
Interested Trustees

Charles R. Schwab	$	$	$	$	$

Walter W. Bettinger II	$	$	$	$	$

Independent Trustees

Mariann Byerwalter	$	$	$	$	$

William A. Hasler	$	$	$	$	$

Gerald B. Smith	$	$	$	$	$

Donald R. Stephens	$	$	$	$	$

Michael W. Wilsey	$	$	$	$	$

John F. Cogan	$	$	$	$	$

Joseph H. Wender	$	$	$	$	$
Deferred Compensation Plan
Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds® selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.
Code of Ethics
The funds, their investment adviser and Schwab have adopted a Code of Ethics (“Code”) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of April ___, 2010, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of each fund of the Trust.
As of April ___, 2010, no person or entity owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund.

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INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco, CA 94105, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust’s distributor and shareholder services paying agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.
Advisory Agreement
The continuation of a fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds’ investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.
For its advisory and administrative services to each fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund’s average daily net assets as described below.
First $1 billion — 0.35%
More than $1 billion but not exceeding $10 billion — 0.32%
More than $10 billion but not exceeding $20 billion — 0.30%
More than $20 billion but not exceeding $40 billion — 0.27%
More than $40 billion — 0.25%
For the fiscal years ended December 31, 2007, 2008 and 2009 Schwab Municipal Money Fund™ paid net investment advisory fees of $32,093,000 (fees were reduced by $13,769,000), $39,793,000 (fees were reduced by $15,880,000) and $___(fees were reduced by $___), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009 Schwab California Municipal Money Fund™ paid net investment advisory fees of $24,991,000 (fees were reduced by $5,605,000), $26,158,000 (fees were reduced by $8,066,000) and $___(fees were reduced by $___), respectively.

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For the fiscal years ended December 31, 2007, 2008 and 2009 Schwab New York AMT Tax-Free Money Fund™ paid net investment advisory fees of $7,194,000 (fees were reduced by $1,351,000), $8,718,000 (fees were reduced by $1,563,000) and $___(fees were reduced by $___), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009 Schwab New Jersey AMT Tax-Free Money Fund™ paid net investment advisory fees of $1,519,000 (fees were reduced by $644,000), $2,164,000 (fees were reduced by $642,000) and $___(fees were reduced by $___), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009 Schwab Pennsylvania Municipal Money Fund™ paid net investment advisory fees of $968,000 (fees were reduced by $529,000), $1,429,000 (fees were reduced by $486,000) and $___(fees were reduced by $___), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab AMT Tax-Free Money Fund™ paid net investment advisory fees of $4,105,000 (fees were reduced by $2,416,000), $7,506,000 (fees were reduced by $3,382,000) and $___(fees were reduced by $___), respectively.
For the fiscal years ended December 31, 2007, 2008 and 2009, Schwab Massachusetts AMT Tax-Free Money Fund™ paid net investment advisory fees of $989,000 (fees were reduced by $551,000), $1,385,000 (fees were reduced by $473,000) and $___(fees were reduced by $___), respectively.
From November 16, 2007 to December 31, 2007 and for the fiscal year ended December 31, 2008 and December 31, 2009, Schwab California AMT Tax-Free Money Fund™ paid net investment advisory fees of $19,000 (fees were reduced by $61,000), $938,000 (fees were reduced by $775,000) and $___(fees were reduced by $___), respectively.
Schwab and the investment adviser have agreed to limit each of the Sweep Shares of the Schwab New York AMT Tax-Free Money Fund, the Schwab New Jersey AMT Tax-Free Money Fund, the Schwab Pennsylvania Municipal Money Fund and the Schwab Massachusetts AMT Tax-Free Money Fund total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the funds’ Board of Trustees.
Schwab and the investment adviser have agreed to limit each of the Value Advantage Shares® of the Schwab Municipal Money Fund’s™, Schwab California Municipal Money Fund’s™, Schwab New York AMT Tax-Free Money Fund, Schwab AMT Tax-Free Money Fund and Schwab California AMT Tax Free Money Fund total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the funds’ Board of Trustees.
Schwab and the investment adviser have agreed to limit the Schwab Municipal Money Fund’s Institutional Shares and Select Shares® total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% and ___%, respectively, through (month/date/year).
Schwab and the investment adviser have agreed to limit the Schwab Municipal Money Fund’s Sweep Shares total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Schwab and the investment adviser have agreed to limit the Schwab AMT Tax-Free Money Fund’s Sweep Shares total annual fund operating expenses (excluding interest, taxes and certain non-routine

28

expenses) to ___% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Schwab and the investment adviser have agreed to limit the Schwab California Municipal Money Fund’s Sweep Shares total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to ___% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees
An expense cap, where applicable, is not intended to cover all fund expenses, and a fund’s expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.
In addition, Schwab and the investment adviser also may waive and/or reimburse expenses in excess of their current fee waivers and reimbursement commitments, if applicable, to the extent necessary to maintain a positive net yield for each fund and/or share class. Under an agreement with the funds, Schwab and the investment adviser may recapture from the fund’s and/or share class’s net assets any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment.
Distributor
Pursuant to an Amended and Restated Distribution Agreement between Schwab and the Trust, Schwab is the principal underwriter for shares of the funds and is the Trust’s agent for the purpose of the continuous offering of the funds’ shares. The funds pay for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.
Shareholder Servicing and Sweep Administration Plan
The Trust’s Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds of the Trust. The Plan enables the funds to bear expenses relating to the provision by service providers, including Schwab, of certain shareholder services to the current shareholders of the funds. The Trust has appointed Schwab to act as its shareholder servicing fee paying agent under the Plan for the purpose of making payments to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. Pursuant to the Plan, each of the funds is subject to an annual shareholder servicing fee, up to the amount set forth below:

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Shareholder
Fund	Servicing Fee
Schwab Investor Money Fund	0.25%
Schwab Money Market Fund — Sweep Shares	0.25%
Schwab Retirement Advantage Money Fund	0.22%
Schwab Government Money Fund — Sweep Shares	0.25%
Schwab U.S. Treasury Money Fund — Sweep Shares	0.25%
Schwab Value Advantage Money Fund — Investor Shares	0.25%
Schwab Value Advantage Money Fund — Select Shares	0.15%
Schwab Value Advantage Money Fund — Institutional Shares	0.04%
Schwab Value Advantage Money Fund — Institutional Prime Shares	0.02%
Schwab Advisor Cash Reserves — Sweep Shares	0.25%
Schwab Advisor Cash Reserves — Premier Sweep Shares	0.25%
Schwab Cash Reserves — Sweep Shares	0.25%
Pursuant to the Plan, the funds (or Schwab as paying agent) may pay Schwab or service providers that, pursuant to written agreements with Schwab, provide certain account maintenance, customer liaison and shareholder services to fund shareholders. Schwab and the other service providers may provide fund shareholders with the following shareholder services, among other shareholder services: (i) maintaining records for shareholders that hold shares of a fund; (ii) communicating with shareholders, including the mailing of regular statements and confirmation statements, distributing fund-related materials, mailing prospectuses and reports to shareholders, and responding to shareholder inquiries; (iii) communicating and processing shareholder purchase, redemption and exchange orders; (iv) communicating mergers, splits or other reorganization activities to fund shareholders; and (v) preparing and filing tax information, returns and reports.
The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Pursuant to the Plan, certain funds may pay Schwab for certain administration services it provides to fund shareholders invested in the Sweep Shares and Premier Sweep Shares of such funds. Schwab may provide fund shareholders with the following sweep administration services, among other sweep administration services: processing of automatic purchases and redemptions. Pursuant to the Plan, each of these funds is subject to an annual sweep administration fee, up to the amount set forth below:

Fund	Sweep Administration Fee
Schwab Money Market Fund — Sweep Shares	0.15%
Schwab Government Money Fund — Sweep Shares	0.15%
Schwab U.S. Treasury Money Fund — Sweep Shares	0.15%
Schwab Advisor Cash Reserves — Sweep Shares	0.15%
Schwab Advisor Cash Reserves — Premier Sweep Shares	0.15%
Schwab Cash Reserves — Sweep Shares	0.15%

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The sweep administration fee paid to Schwab is calculated at the annual rate set forth in the chart above and is based on the average daily net asset value of the fund (or class) shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab.
The Plan shall continue in effect for a fund for so long as its continuance is specifically approved at least annually by a vote of the majority of both (i) the Board of Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the “Qualified Trustees”). The Plan requires that Schwab or any person authorized to direct the disposition of monies paid or payable by the funds pursuant to the Plan furnish quarterly written reports of amounts spent under the Plan and the purposes of such expenditures to the Board of Trustees of the Trust for review. All material amendments to the Plan must be approved by votes of the majority of both (i) the Board of Trustees and (ii) the Qualified Trustees.
Transfer Agent
Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171, serves as the funds’ transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
Custodian and Fund Accountant
State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111, serves as custodian and fund accountant for the funds.
The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund’s transactions.
Independent Registered Public Accounting Firm
The funds’ independent registered public accounting firm,                     , audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund’s federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is                                         . Each fund’s audited financial statements for the fiscal year ended December 31, 2009, are included in the fund’s annual report that is supplied with the SAI.
Legal Counsel
Morgan, Lewis & Bockius LLP serves as counsel to the Trust.
Other Expenses
The funds pay other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund’s relative net assets at the time the expense is incurred.

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BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds’ portfolio turnover rate for reporting purposes is expected to be near zero.
Portfolio Holdings Disclosure
The funds’ Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds’ portfolio holdings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the fund’s policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” (as defined below) of the fund’s portfolio holdings information.
A complete list of each fund’s portfolio holdings is published on the Schwab Funds® website at                                          , under “Prospectus and Reports”, typically 60-80 days after the end of each fund’s fiscal quarter. The portfolio holdings information available on the Schwab Funds’ website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. The information on the website is publicly available to all categories of persons.
From time to time, a fund may disclose its full portfolio holdings, the concentration of its portfolio holdings, a sampling of select portfolio holdings, or the fund’s assets under management on the Schwab Funds’ website at                                          . A fund will disclose such information to the extent that the fund deems the information to be of interest to fund shareholders in light of developments in the financial markets or otherwise. This information will be made publicly available on the website to all categories of persons, and is typically disclosed subject to a 2 to 3 business day lag. Shareholders are advised to check the Schwab Funds’ website at                                          from time to time to access this information as it is made available.
Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information (“early disclosure”). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund’s shareholders and fund’s adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.
In addition, the funds’ service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service providers,

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pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider’s contract with the trust or by the nature of its relationship with the trust.
The funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization. Under its arrangement with the funds, iMoneyNet receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a 1 business day lag. In addition, iMoneyNet receives monthly dividend reports summarizing the previous 13 months of fund dividends and monthly expense and asset reports, each subject to a 1 month lag.
iMoneyNet receives this information for disclosure to its subscribers subject to a confidentiality agreement, which imposes the following conditions on iMoneyNet’s use of such information: (i) iMoneyNet, or any of its employees, must not trade on the non-public information iMoneyNet receives; (ii) iMoneyNet must safeguard, protect and keep secret the non-public information; (iii) iMoneyNet is limited in the information that it may disclose to third parties prior to public disclosure of the information; and (iv) iMoneyNet must notify the funds or CSIM in writing of any unauthorized, negligent or inadvertent use or disclosure of the information.
The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis includes, but is not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of a fund.
Portfolio Transactions
Each of the funds paid no brokerage commissions during the last three fiscal years.
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the

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issuer’s underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.
The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.
The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among brokerage dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

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The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.
The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
Proxy Voting
The Board of Trustees of the Trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The Trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in Appendix B.
The Trust is required to disclose annually a fund’s complete proxy voting record on Form N-PX. A fund’s proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab Funds’ website at                                         . A fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.
Regular Broker-Dealers
Each fund’s regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-

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dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund’s shares. As of December 31, 200, no fund held securities issued by its regular broker-dealers.
DESCRIPTION OF THE TRUST
Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.
The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.
As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and

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conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS
Purchasing and Redeeming Shares of the Funds
The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and the following federal holiday observances: Columbus Day and Veterans Day. The NYSE’s trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE’s trading sessions close early. The following NYSE holiday closings are currently scheduled for 2010: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds’ transfer agent.
As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.
Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.
The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund’s minimum initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.
Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares”. A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.
Each of the Schwab New Jersey AMT Tax-Free Money Fund™, Schwab Massachusetts AMT Tax-Free Money Fund™ and Schwab Pennsylvania Municipal Money Fund™ offer one share class, Sweep Shares. Each of Schwab California Municipal Money Fund™, Schwab New York AMT Tax-Free Money Fund™ and Schwab AMT Tax-Free Money Fund™ is composed of two classes of shares, Sweep Shares and Value Advantage Shares®. The Schwab California AMT Tax-Free Money

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Fund offers one share class, Value Advantage Shares. Schwab Municipal Money Fund™ is composed of four share classes, Sweep Shares, Value Advantage Shares, Select Shares® and Institutional Shares. Each fund’s share classes share a common investment portfolio and objective but have different minimum investment requirements and different expenses. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances and automatic redemptions for transactions in your Schwab account. The Value Advantage, Select and Institutional Shares do not have a sweep feature.
Exchanging Shares of the Funds
Shares of any Schwab Funds®, including any class of shares, may be sold and the shares of any other Schwab Fund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied, including any investor eligibility requirements. Without limiting this privilege, “an exchange order,” which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments® and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement.
The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund’s operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.
Pricing of Shares
Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund’s investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds’ Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.
The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder’s interest.
If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund’s $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

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If a fund’s NAV calculated using market values declined, or was expected to decline, below a fund’s $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund’s $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund’s NAV (calculated using market values) were to increase, or were anticipated to increase above a fund’s $1.00 NAV (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain a fund’s $1.00 NAV.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed to shareholders describing each fund’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.
TAXATION
Federal Tax Information for the Funds
This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
It is each fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax, at regular corporate rates on its net income, including any net realized capital gains.
The fund is treated as a separate entity for federal income tax purposes and is not combined with the trust’s other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a fund’s

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assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirements for qualification as a RIC.
A fund’s transactions in futures contracts, options and certain other investment activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. A fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.
Federal Income Tax Information for Shareholders
The discussion of federal income taxation presented below supplements the discussion in the funds’ prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.
On each business day that the NAV of a fund is determined, such fund’s net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.
Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

40

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.
The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.
Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.
Because the taxable portion of a fund’s investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.
Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that dividends with respect to a fund’s taxable year beginning after December 31, 2004 and not beginning after December 31, 2009 are not subject to U.S. withholding tax, if, subject to certain exceptions, such dividends qualify as interest related dividends or as short-term capital gain dividends. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
If, at the close of each quarter of its taxable year, at least 50% of the value of a fund’s assets consist of obligations the interest on which is excludable from gross income, the fund may pay “exempt-interest dividends” to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed

41

as deductions. Exempt-interest dividends are excludable from a shareholder’s gross income for federal income tax purposes.
Tax-exempt income, including exempt interest dividends paid by a fund, are taken into account in determining whether a portion of a shareholder’s social security or railroad retirement benefits will be subject to federal income.
Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer’s federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation’s “adjusted current earnings,” as defined in Section 56(g) of the Code, in calculating the corporations’ alternative minimum taxable income for purposes of determining the AMT.
Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code’s requirements for the payment of “exempt-interest dividends.”
Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A “substantial user” is defined generally to include “certain persons” who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.
Because the taxable portion of a fund’s investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.
The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.
State Tax Considerations
The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with

42

respect to the applicable fund’s transactions. Investors should consult a tax advisor for more detailed information about state taxes to which they may be subject.
California Tax Considerations
The Schwab California Municipal Money Fund™ and Schwab California AMT Tax-Free Money Fund™ intend to qualify to pay dividends to shareholders that are exempt from California personal income tax (“California exempt-interest dividends”). The funds will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of a fund’s taxable year, at least 50% of the value of the fund’s total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual (“California Tax Exempt Obligations”) and (2) a fund continues to qualify as a regulated investment company.
If a fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund’s taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. A fund will notify its shareholders of the amount of exempt-interest dividends each year.
Corporations subject to California franchise tax that invest in a fund may not be entitled to exclude California exempt-interest dividends from income.
Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of a fund’s earnings and profits.
Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.
New York Tax Considerations
Dividends paid by the Schwab New York AMT Tax-Free Money Fund™ that are derived from interest on municipal securities issued by New York State and its political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on municipal securities issued by New York and its political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if the entity receiving the dividends has a sufficient nexus with New York State or New York City.
Other dividends and distributions from other state’s municipal securities, U.S. government obligations, taxable income and capital gains that are not exempt from state taxation under federal

43

law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.
New Jersey Tax Considerations
Under current law, investors in the Schwab New Jersey AMT Tax-Free Money Fund™ will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the fund’s disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (“Federal Securities”) held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: (1) maintaining its registration as a registered investment company with the SEC; (2) investing at least 80% of the aggregate principal amount of the fund’s investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year; (3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and (4) complying with certain continuing reporting requirements.
However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States government from a mutual fund that did not meet the requirements to be a qualified investment fund. The state of New Jersey indicates that its existing statutes and regulation are under review.
For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.
Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for a qualified investment fund set forth above.
Pennsylvania Tax Considerations
For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Schwab Pennsylvania Municipal Money Fund™ from its investments in Pennsylvania Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (Federal Securities) are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal

44

Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.
Distributions paid by the fund, which are excludable as exempt income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation’s stock value subject to the Commonwealth’s capital stock tax or franchise tax.
The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund’s distributions will be subject to Pennsylvania personal income tax.
Shares of the Schwab Pennsylvania Municipal Money Fund™ may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.
Massachusetts Tax Considerations
Under current law, investors in the fund will not be subject to the Massachusetts personal income tax on distributions from the fund attributable to interest income from Massachusetts municipal securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities. Massachusetts requires that the fund properly designate such dividends in a written notice mailed to the fund’s shareholders not later than sixty days after the close of the fund’s taxable year.
Distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the fund’s shareholders not later than sixty days after the close of the fund’s tax year.
Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

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APPENDIX A — RATINGS OF INVESTMENT SECURITIES
COMMERCIAL PAPER
Moody’s Investors Service
Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.
Standard & Poor’s Corporation
An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
Fitch, Inc.
F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.
SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
Moody’s Investors Service
Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.
Standard & Poor’s Corporation
An S&P SP-1 rating indicates that the subject securities’ issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P’s determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

1

Appendix B
APPENDIX B – DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES
Charles Schwab Investment Management, Inc.
The Charles Schwab Family of Funds
Schwab Investments
Schwab Capital Trust
Schwab Annuity Portfolios
Laudus Trust
Laudus Institutional Trust
Proxy Voting Policy and Procedures
As of March 2009
Charles Schwab Investment Management (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Legal, and Portfolio Management Departments, and chaired by CSIM’s Vice President-Portfolio Operations & Analytics. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the “CSIM Proxy Procedures”) pertain to all of CSIM’s clients.
The Boards of Trustees (the “Trustees”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the “Funds” or “Schwab Funds”) have delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. In addition, the Boards of Trustees (the “Trustees”) of Laudus Trust and Laudus Institutional Trust (collectively, the “Funds” or “Laudus Funds”) have delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds and Laudus Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds and Laudus Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.
To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services, acquired by RiskMetrics Group (“RMG”), as an expert in the proxy voting and corporate governance area. The services provided by RMG include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Glass Lewis & Co. (“Glass Lewis”), as an additional expert in proxy voting, to assist CSIM in voting proxies of limited partnerships. Glass Lewis is an independent provider of global proxy research and voting recommendations.
Proxy Voting Policy
For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM’s policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM’s clients. In furtherance of this policy, the Proxy Committee has received and reviewed RMG’s written proxy voting policies and procedures (“RMG’s Proxy Procedures”) and has determined that RMG’s Proxy Procedures, with the exception noted below,

Appendix B
are consistent with the CSIM Proxy Procedures and CSIM’s fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to RMG’s Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM’s fiduciary duty with respect to its clients.
Except under each of the circumstances described below, the Proxy Committee will delegate to RMG responsibility for voting proxies, including timely submission of votes, on behalf of CSIM’s clients in accordance with RMG’s Proxy Procedures.
     RMG’s Proxy Procedures are not intended to cover proxies of limited partnerships (“LP Proxies”), and accordingly RMG does not provide analysis or voting recommendations for LP Proxies. To assist in its responsibility for voting LP Proxies, the Proxy Committee has received and reviewed Glass Lewis’s written proxy policy guidelines (“Glass Lewis’s Proxy Procedures”) and has determined that Glass Lewis’s Proxy Procedures are consistent with CSIM Proxy Procedures and CSIM’s fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to Glass Lewis’s Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM’s fiduciary duty with respect to its clients. In general, the Proxy Committee or its designee will instruct RMG to vote an LP Proxy consistent with the recommendation provided by Glass Lewis in accordance with Glass Lewis’s Proxy Procedures.
     For proxy issues, including LP Proxy issues, that are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of RMG or Glass Lewis, as applicable. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company’s industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct RMG to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.
     With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., “echo vote”), unless otherwise required by law. When required by law, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Schwab Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to “echo vote,” the Proxy Committee will delegate to RMG responsibility for voting proxies of an unaffiliated mutual fund in accordance with RMG’s Proxy Procedures.
     With respect to shareholder proposals requiring that a company chairman’s position be filled by an independent director, the Proxy Committee has instructed RMG to vote against such proposals unless the company does not meet RMG’s 2008 performance hurdle. A company fails to meet the performance hurdle if its total shareholder returns relative to industry peers and the appropriate broad market index are in the bottom 5% for the one-year and three-year periods. In cases where a company fails to meet the performance hurdle, the Proxy Committee has instructed RMG to vote for shareholder proposals requiring that the chairman’s position be filled by an independent director.

Appendix B
     In addition to RMG not providing analyses or recommendations for LP Proxies, there may be other circumstances in which RMG does not provide an analysis or recommendation for voting a security’s proxy. In that event, and when the following criteria are met, two members of the Proxy Committee, including at least one representative from equity Portfolio Management, may decide how to vote such proxy in order to maximize the value of that particular holding. The following criteria must be met: (1) For each Fund that holds the security in its portfolio, the value of the security must represent less than one tenth of one cent in the Fund’s NAV, and (2) the security’s value must equal less than $50,000 in the aggregate across all of the Funds and separate accounts that hold this security. Any voting decision made under these circumstances will be reported to the Proxy Committee at its next scheduled meeting.
     Conflicts of Interest. Except as described above for proxies of mutual funds and shareholder proposals requiring that the chairman’s position be filled by an independent director, where proxy issues present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, CSIM will delegate to RMG responsibility for voting such proxies in accordance with RMG’s Proxy Procedures, or, in the case of LP Proxies, in accordance with Glass Lewis’s recommendations as provided to RMG. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.
     Voting Foreign Proxies. CSIM has arrangements with RMG for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
o	proxy statements and ballots written in a foreign language;

o	untimely and/or inadequate notice of shareholder meetings;

o	restrictions of foreigner’s ability to exercise votes;

o	requirements to vote proxies in person;

o	requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, RMG uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time in proximity to the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs RMG not to vote such foreign proxies.
     Securities Lending Programs. Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer’s annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM’s policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material.

Appendix B
     Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies’ or other clients’ securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to ensure that each Sub-adviser’s proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.
Reporting and Record Retention
CSIM will maintain, or cause RMG to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

Appendix B
U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
January 15, 2009
Copyright © 2009 by RiskMetrics Group.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.
Risk Management | RiskMetrics Labs | ISS Governance Services | Financial Research & Analysis
www.riskmetrics.com

Appendix B

RiskMetrics Group	www.riskmetrics.com
1. Operational Items:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors:
Voting on Director1 Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD2 from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

[1]	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

[2]	In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

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–	Degree to which absences were due to an unavoidable conflict;

–	Pattern of absenteeism; and

–	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

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Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);
The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
–	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

–	serves as liaison between the chairman and the independent directors;

–	approves information sent to the board;

–	approves meeting agendas for the board;

–	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

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–	has the authority to call meetings of the independent directors;

–	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
–	Egregious compensation practices;

–	Multiple related-party transactions or other issues putting director independence at risk;

–	Corporate and/or management scandals;

–	Excessive problematic corporate governance provisions; or

–	Flagrant board or management actions with potential or realized negative impact on shareholders.
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.
Performance/Governance Evaluation for Directors
Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.
If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

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3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

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•	The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.
In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

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•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

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Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.
Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

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The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:
•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:
–	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

–	Reimbursement of income taxes on executive perquisites or other payments;

–	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
•	Egregious pension/SERP (supplemental executive retirement plan) payouts:
–	Inclusion of additional years of service not worked that result in significant payouts;

–	Inclusion of performance-based equity awards in the pension calculation;
•	New CEO with overly generous new hire package:
–	Excessive “make whole” provisions;

–	Any of the poor pay practices listed in this policy;
•	Excessive severance and/or change in control provisions:
–	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

–	Payments upon an executive’s termination in connection with performance failure;

–	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

–	New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

–	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

–	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

–	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

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–	Unclear explanation of how the CEO is involved in the pay setting process;

–	Retrospective performance targets and methodology not discussed;

–	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
–	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);
•	Other excessive compensation payouts or poor pay practices at the company.
Other Compensation Proposals and Policies
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.
For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•	Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).
Employee Stock Purchase Plans — Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

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•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Other Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the

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continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
–	Rigorous stock ownership guidelines, or

–	A holding period requirement coupled with a significant long-term ownership requirement, or

–	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

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•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

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Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.
Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

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•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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Appendix B

2009 International Proxy Voting Guidelines Summary
January 15, 2009

Copyright © 2009 by RiskMetrics Group.
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www.riskmetrics.com

Appendix B

RiskMetrics Group	www.riskmetrics.com
RiskMetrics
2009 International Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2009
Updated Jan. 15, 2009
The following is a condensed version of the general policies for voting non-U.S. proxies contained in the RiskMetrics (“RMG”) Proxy Voting Manual. In addition, RMG has country- and market-specific policies, which are not captured below.

1. OPERATIONAL ITEMS	4
Financial Results/Director and Auditor Reports	4
Appointment of Auditors and Auditor Fees	4
Appointment of Internal Statutory Auditors	4
Allocation of Income	4
Stock (Scrip) Dividend Alternative	4
Amendments to Articles of Association	4
Change in Company Fiscal Term	5
Lower Disclosure Threshold for Stock Ownership	5
Amend Quorum Requirements	5
Transact Other Business	5

2. BOARD OF DIRECTORS	6
Director Elections	6
RMG Classification of Directors — International Policy 2009	7
Discharge of Directors	8
Director Compensation	8
Director, Officer, and Auditor Indemnification and Liability Provisions	8
Board Structure	8

3. CAPITAL STRUCTURE	9
Share Issuance Requests	9
Increases in Authorized Capital	9
Reduction of Capital	9
Capital Structures	9
Preferred Stock	9
Debt Issuance Requests	10
Pledging of Assets for Debt	10
Increase in Borrowing Powers	10
Share Repurchase Plans	10
Reissuance of Repurchased Shares	11
Capitalization of Reserves for Bonus Issues/Increase in Par Value	11

4. OTHER	12
Reorganizations/Restructurings	12
Mergers and Acquisitions	12
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Mandatory Takeover Bid Waivers	12
Reincorporation Proposals	12
Expansion of Business Activities	12
Related-Party Transactions	12
Compensation Plans	13
Antitakeover Mechanisms	13
Shareholder Proposals	13
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Appendix B

RiskMetrics Group	www.riskmetrics.com
1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
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Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
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Appendix B

RiskMetrics Group	www.riskmetrics.com
2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
[Please see the International Classification of Directors on the following page.]
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RiskMetrics Group	www.riskmetrics.com
RMG Classification of Directors — International Policy 2009

Executive Director
• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);
• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
• Relative[1] of a current employee of the company or its affiliates;
• Relative[1] of a former executive of the company or its affiliates;
• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
• Founder/co-founder/member of founding family but not currently an employee;
• Former executive (5 year cooling off period);
• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
Independent NED
• No material[5] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of RMG director independence classification, “material” will be defined as a standard of relationship
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financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
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Appendix B

RiskMetrics Group	www.riskmetrics.com
3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
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Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.
For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case
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based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
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RiskMetrics Group	www.riskmetrics.com
4. Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
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Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.
2009 International Proxy Voting Guidelines Summary

Appendix B
US
Proxy Paper Policy Guidelines
An Overview of the Glass Lewis Approach to
Proxy Advice for U.S. companies for 2009

Appendix B
I. Election of Directors
Board of Directors
Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.
Board Composition
We look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.
We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.
We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the five years prior to the inquiry are usually considered to be “current” for purposes of this test.
In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 25% or more of the company’s voting stock.

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We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.
Although we typically vote for the election of directors, we will recommend voting against directors (or withholding where applicable, here and following) for the following reasons:
•	A director who attends less than 75% of the board and applicable committee meetings.

•	A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).

•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

•	All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.
We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:
•	CFO who presently sits on the board.

•	Director who presently sits on an excessive number of boards

•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

•	Director with an interlocking directorship.
Board Committee Composition
All key committees including audit, compensation, governance, and nominating committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders. We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.
Review of the Compensation Discussion and Analysis Report

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Appendix B
We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. In our evaluation of the CD&A, we examine, among other factors, the extent to which the company has used performance goals in determining overall compensation, how well the company has disclosed performance metrics and goals and the extent to which the performance metrics, targets and goals are implemented to enhance company performance. We would recommend voting against the chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.
Review of Risk Management Controls
We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.
Separation of the roles of Chairman and CEO
Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.
We view an independent chairman as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

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We do not recommend voting against CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.
In the absence of an independent chairman, we support the appointment of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.
Majority Voting for the Election of Directors
Glass Lewis will generally support proposals calling for the election of directors by a majority vote in place of plurality voting. If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.
Classified Boards
Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.
Mutual Fund Boards
Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund’s adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, the following differences from the guidelines at operating companies apply at mutual funds:
1.	We believe three-fourths of the boards of investment companies should be made up of independent directors, a stricter standard than the two-thirds independence standard we employ at operating companies.

5

Appendix B
2.	We recommend voting against the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund is the same person and the fund does not have an independent lead or presiding director.
II. Financial Reporting
Auditor Ratification
We believe that role of the auditor is crucial in protecting shareholder value. In our view, shareholders should demand the services of objective and well-qualified auditors at every company in which they hold an interest. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.
Glass Lewis generally supports management’s recommendation regarding the selection of an auditor. However, we recommend voting against the ratification of auditors for the following reasons:
•	When audit fees added to audit-related fees total less than one-third of total fees.

•	When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.

•	When the company has poor disclosure or lack of transparency in financial statements.

•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.

•	When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Auditor Rotation
We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).
Pension Accounting Issues

6

Appendix B
Proxy proposals sometimes raise the question as to whether pension accounting should have an effect on the company’s net income and therefore be reflected in the performance of the business for purposes of calculating payments to executives. It is our view that pension credits should not be included in measuring income used to award performance-based compensation. Many of the assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income.
III. Compensation
Equity Based Compensation Plans
Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.
We evaluate option plans based on ten overarching principles:
•	Companies should seek additional shares only when needed.

•	The number of shares requested should be small enough that companies need shareholder approval every three to four years (or more frequently).

•	If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.

•	Annual net share count and voting power dilution should be limited.

•	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.

•	The expected annual cost of the plan should be proportional to the value of the business.

•	The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.

•	Plans should deliver value on a per-employee basis when compared with programs at peer companies.

•	Plans should not permit re-pricing of stock options.
Option Exchanges

7

Appendix B
Option exchanges are reviewed on a case-by-case basis, although they are approached with great skepticism. Repricing is tantamount to a re-trade. We will support a repricing only if the following conditions are true:
•	Officers and board members do not participate in the program.

•	The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude.

•	The exchange is value neutral or value creative to shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs.

•	Management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.
Performance Based Options
We generally recommend that shareholders vote in favor of performance-based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.
Linking Pay with Performance
Executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis grades companies on an A to F scale based on our analysis of executive compensation relative to performance and that of the company’s peers and will recommend voting against the election of compensation committee members at companies that receive a grade of F.
Director Compensation Plans
Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals.
Advisory Votes on Compensation

8

Appendix B
We closely review companies’ compensation practices and disclosure as outlined in their CD&As and other company filings to evaluate management-submitted advisory compensation vote proposals. In evaluating these non-binding proposals, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of compensation in comparison to company performance and that of its peers. Glass Lewis will generally recommend voting in favor of shareholder proposals to allow shareholders an advisory vote on compensation.
Limits on Executive Compensation
Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue.
Limits on Executive Stock Options
We favor the grant of options to executives. Options are a very important component of compensation packages designed to attract and retain experienced executives and other key employees. Tying a portion of an executive’s compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically vote against caps on executive stock options.
IV. Governance Structure
Anti-Takeover Measures
Poison Pills (Shareholder Rights Plans)
Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.
We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and

9

Appendix B
accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.
In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.
Right of Shareholders to Call a Special Meeting
We will vote in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.
Shareholder Action by Written Consent
We will vote in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.
Authorized Shares
Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:
1.	Stock split

2.	Shareholder defenses

3.	Financing for acquisitions

4.	Financing for operations
Unless we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend in favor of the authorization of additional shares.
Voting Structure

10

Appendix B
Cumulative Voting
Glass Lewis will vote for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting generally operates as a safeguard for by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board.
Supermajority Vote Requirements
Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.
Shareholder Proposals
Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.

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PART C
OTHER INFORMATION
THE CHARLES SCHWAB FAMILY OF FUNDS
Item 28. Exhibits.

(a)	Articles of Incorporation		Amended and Restated Agreement and Declaration of Trust, dated May 9, 1995, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 14, 1998 (hereinafter referred to as “PEA No. 33”).

(b)	By-laws		Amended and Restated By-Laws of the Registrant, adopted November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2005 (hereinafter referred to as “PEA No. 58”).

(c)	Instruments Defining Rights of Shareholders	(i)	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VI, Section 2; Article VIII, Section 4; and Article IX, Sections 1, 4 and 7 of the Agreement and Declaration of Trust, dated as of May 9, 1995, are incorporated herein by reference to Exhibit (1) of PEA No. 33.

		(ii)	Article 9 and Article 11 of the Amended and Restated By-Laws, dated as of November 16, 2004, are incorporated herein by reference to Exhibit (b) of PEA No. 58.

(d)	Investment Advisory Contracts	(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”) with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as “PEA No. 65”).

		(ii)	Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 65.

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(iii)	Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to the funds listed on Schedule A, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 30, 1997.

(iv)	Schedule A, dated as of October 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994 is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 29, 2008.

(v)	Schedule B, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 65.

(vi)	Schedule C, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 65.

(vii)	Schedule D, dated as of October 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vii) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 29, 2008 (hereinafter referred to as “PEA No. 68”).

(vii)	Letter of Agreement between Registrant, the Investment Adviser and Schwab, dated April 30, 2009, is incorporated herein by reference to Exhibit (d)(x) of Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2009 (hereinafter referred to as “PEA No. 72”).

(ix)	Expense Limitation Agreement, on behalf of the Funds listed on Schedule A, between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is incorporated herein by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on July 18, 2007.

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		(x)	Schedule A, dated as of April 30, 2009, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is incorporated herein by reference to Exhibit (d)(xii) of PEA No. 72.

(e)	Underwriting Contracts		Amended and Restated Distribution Agreement between Registrant and Schwab dated July 1, 2009 is filed herewith.

(f)	Bonus or Profit Sharing Contracts		Inapplicable.

(g)	Custodian Agreements		Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 59”).

(h)	Other Material Contracts	(i)	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009 is filed herewith.

		(ii)	Shareholder Servicing and Sweep Administration Plan dated July 1, 2009 is filed herewith.

		(iii)	Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 59.

(i)	Legal Opinion		Opinion and Consent of Counsel to be filed by amendment.

(j)	Other Opinions	(i)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

		(ii)	Power of Attorney executed by Mariann Byerwalter, dated January 8, 2008, is incorporated herein by reference to Exhibit (q)(i) of PEA No. 68.

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		(iii)	Power of Attorney executed by William A. Hasler, dated January 15, 2008, is incorporated herein by reference to Exhibit (q)(ii) of PEA No. 68.

		(iv)	Power of Attorney executed by Donald R. Stephens, dated January 23, 2008, is incorporated herein by reference to Exhibit (q)(v) of PEA No. 68.

		(v)	Power of Attorney executed by Michael W. Wilsey, dated January 14, 2008, is incorporated herein by reference to Exhibit (q)(vi) of PEA No. 68.

		(vi)	Power of Attorney executed by Gerald B. Smith, dated January 16, 2008, is incorporated herein by reference to Exhibit (q)(vii) of PEA No. 68.

		(vii)	Power of Attorney executed by Charles R. Schwab, dated January 14, 2008, is incorporated herein by reference to Exhibit (q)(viii) of PEA No. 68.

		(viii)	Power of Attorney executed by Randall W. Merk, dated January 4, 2008, is incorporated herein by reference to Exhibit (q)(ix of PEA No. 68.

		(ix)	Power of Attorney executed by George Pereira, dated January 3, 2008, is incorporated herein by reference to Exhibit (q)(x) of PEA No. 68.

		(x)	Power of Attorney executed by Walter W. Bettinger, II, dated January 4, 2008, is incorporated herein by reference to Exhibit (q)(xi) of PEA No. 68.

		(xi)	Power of Attorney executed by Joseph Wender, dated January 11, 2008, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 68.

		(xii)	Power of Attorney executed by John F. Cogan, dated January 10, 2008, is incorporated herein by reference to Exhibit (q)(xiii) of PEA No. 68.

(k)	Omitted Financial Statements		Inapplicable.

(l)	Initial Capital Agreements	(i)	Purchase Agreement between Registrant and Schwab relating to the Schwab U.S. Treasury Money Fund is incorporated herein by reference to Exhibit (13)(a) of PEA No. 33.

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(ii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b) of PEA No. 33.

(iii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Investor Money Fund and the Schwab Retirement Advantage Money Fund is incorporated herein by reference to Exhibit (13)(c) of PEA No. 33.

(iv)	Purchase Agreement between Registrant and Schwab relating to the Schwab New York AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (13)(d) of PEA No. 33.

(v)	Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(e) of PEA No. 33.

(vi)	Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f) of PEA No. 33.

(vii)	Purchase Agreement between Registrant and Schwab relating to the Schwab New York AMT Tax-Free Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g) of PEA No. 33.

(viii)	Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (13)(i) of PEA No. 33.

(ix)	Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j) of PEA No. 33.

(x)	Purchase Agreement between Registrant and Schwab relating to the Schwab AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (13)(k) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 30, 1999.

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		(xi)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund — Institutional Shares is incorporated herein by reference to Exhibit (l)(xii) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on November 15, 2002.

		(xii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund — Select Shares® is incorporated herein by reference to Exhibit (l)(xiii) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 24, 2003.

		(xiii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Massachusetts AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (l)(xiv) of Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on May 8, 2003.

		(xiv)	Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund — Institutional Shares and Select Shares is incorporated herein by reference to Exhibit (l)(xv) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A File No. 811-5954, electronically filed with the SEC on April 27, 2004.

		(xv)	Purchase Agreement between Registrant and Schwab relating to the Schwab Cash Reserves — Sweep Shares and Schwab Advisor Cash Reserves — Sweep Shares and Premier Sweep Shares is incorporated herein by reference to Exhibit (l)(xvi) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on July 8, 2004.

		(xvi)	Purchase Agreement between Registrant and Schwab relating to the Schwab California AMT Tax-Free Money Fund — Value Advantage Shares is incorporated herein by reference to Exhibit (l)(xvi) of PEA No. 68.

(m)	Rule 12b-1 Plan		Inapplicable.

(n)	Rule 18f-3 Plan		Amended and Restated Multiple Class Plan, adopted on October 20, 1989, amended and restated as of July 1, 2009, is filed herewith.

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(o)	Reserved

(p)	Code of Ethics	(i)	Code of Ethics adopted by Registrant, the Investment Adviser and Schwab, dated October 23, 2009 is filed herewith.
Item 29. Persons Controlled by or under Common Control with Registrant.
Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Schwab Strategic Trust is a Delaware statutory trust registered under the 1940 Act. Each is advised by the Investment Adviser and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios employ Schwab as principal underwriter and shareholder services agent. As a result, Schwab Strategic Trust, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant. The Investment Adviser and Schwab are both wholly owned subsidiaries of The Charles Schwab Corporation. Charles R. Schwab is the founder and Chairman of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Adviser and Schwab.
Item 30. Indemnification.
Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Manager
Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation,

8

organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Strategic Trust, investment adviser of Laudus Trust and Laudus Institutional Trust and any other investment companies that Schwab may sponsor in the future and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position
with Adviser	Name of Other Company	Capacity

Charles R. Schwab,	Charles Schwab & Co., Inc.	Chairman and Director
Chairman
	The Charles Schwab Bank, N.A.	Chairman, Director
	The Charles Schwab Corporation	Chairman
	Schwab Holdings, Inc.	Chief Executive Officer
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer
	Charles Schwab Holdings (UK)	Chairman
	Schwab Charitable Fund	Director
	Charles and Helen Schwab Foundation	Director
	The Charles Schwab Foundation	Chairman and Director
	All Kinds of Minds	Director
	President’s Advisory Council on Financial Literacy	Chairman
	San Francisco Museum of Modern Art	Chairman

Randall W. Merk	Charles Schwab & Co., Inc.	Executive Vice President
Director, President and Chief Executive Officer
	Laudus Funds	Trustee
	Schwab Funds	President and Chief Executive Officer

9

Name and Position
with Adviser	Name of Other Company	Capacity

	Schwab ETFs	President and Chief Executive Officer
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

Koji E. Felton,	Charles Schwab & Co., Inc.	Senior Vice President, Deputy General Counsel
Senior Vice President, Chief Counsel and Corporate Secretary
	Schwab Funds	Secretary and Chief Legal Officer
	Schwab ETFs	Secretary and Chief Legal Officer

Jeffrey M. Mortimer, Senior Vice President and Chief Investment Officer, Equities and Fixed Income	Schwab Funds	Senior Vice President and Chief Investment Officer
	Schwab ETFs	Senior Vice President and Chief Investment Officer
	Laudus Funds	President, Chief Executive Officer and Chief Investment Officer

George Pereira,	Schwab Funds	Treasurer and Principal Financial Officer
Senior Vice President and Chief Financial Officer
	Schwab ETFs	Treasurer and Principal Financial Officer
	Laudus Funds	Treasurer and Chief Financial Officer

10

Name and Position
with Adviser	Name of Other Company	Capacity

	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

Michael Hogan, Chief Compliance Officer	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer
	Schwab Funds	Chief Compliance Officer
	Schwab ETFs	Chief Compliance Officer
	Laudus Funds	Chief Compliance Officer
Item 32. Principal Underwriters.
     (a) Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios and may act as such for any other investment company which Schwab may sponsor in the future.
     (b) Information with respect to Schwab’s directors and officers is as follows:

Position and Offices
Name	Position and Offices with the Underwriter	with the Fund
Charles R. Schwab	Chairman	Chairman and Trustee
Walter Bettinger II	President and Chief Executive Officer	Trustee
Jay Allen	Executive Vice President, Human Resources	None
Benjamin Brigeman	Executive Vice President, Investor Services	None
John Clendening	Executive Vice President, Shared Strategic Services	None
Carrie Dwyer	Executive Vice President, Corporate Oversight	None
Lisa Hunt	Executive Vice President, Schwab Investor Development	None
Jan Hier-King	Executive Vice President, Shared Support Services	None
Joseph Martinetto	Executive Vice President and Chief Financial Officer	None
James McCool	Executive Vice President, Institutional Services	None
Randall W. Merk	Executive Vice President, Investment Management Services	President and Chief Executive Officer
Becky Saeger	Executive Vice President, Chief Marketing Officer	None
     The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, CA 94105.

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     (c) None.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator, Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; Registrant’s principal underwriter, Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California, 94105; Registrant’s Custodian/Fund Accountant: State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services.
Not applicable.
Item 35. Undertakings.
Not applicable.

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SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 73 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 4th day of February, 2010.

THE CHARLES SCHWAB FAMILY OF FUNDS Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 4th day of February, 2010.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II*	Trustee

Walter W. Bettinger, II

Mariann Byerwalter*	Trustee

Mariann Byerwalter

John F. Cogan*	Trustee

John F. Cogan

William A. Hasler*	Trustee

William A. Hasler

Gerald B. Smith*	Trustee

Gerald B. Smith

Donald R. Stephens*	Trustee

Donald R. Stephens

Joseph H. Wender*	Trustee

Joseph H. Wender

Michael W. Wilsey*	Trustee

Michael W. Wilsey

Randall W. Merk*	President and Chief Executive Officer

Randall W. Merk

George Pereira*	Treasurer and Principal Financial Officer

George Pereira

*By:	/s/ Timothy W. Levin Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

Ex. No.	Document
(e)	Amended and Restated Distribution Agreement between Registrant and Schwab dated July 1, 2009

(h)(i)	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009

(h)(ii)	Shareholder Servicing and Sweep Administration Plan dated July 1, 2009

(n)	Amended and Restated Multiple Class Plan, adopted on October 20, 1989, amended and restated as of July 1, 2009

(p)	Registrant, Investment Adviser and Schwab Code of Ethics dated October 23, 2009

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